Filed With the Securities and Exchange Commission on February 27, 1998

                                                                File No. 2-73371
                                                               File No. 811-3229

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.
         Post-Effective Amendment No.     25

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.     24

                               Scudder Funds Trust
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567

                               Thomas F. McDonough
                        Scudder Kemper Investments, Inc.
                    Two International Place, Boston, MA 02110
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

                    Immediately upon filing pursuant to paragraph (b)
          -----

                    on  ___________ pursuant to paragraph (b)
          -----

                    60 days after filing pursuant to paragraph (a)(1)
          -----

          X         on May 1, 1998 pursuant to paragraph (a)(1)
          -----

                    75 days after filing pursuant to paragraph (a)(2)
          -----

                    on               pursuant to paragraph (a)(2) of Rule 485
          -----

If appropriate, check the following:

     this post-effective amendment designates a new effective date for a previously filed post-effective amendment




                               SCUDDER FUNDS TRUST
                          SCUDDER SHORT TERM BOND FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
PART A
     Item No.        Item Caption                       Prospectus Caption

        1.           Cover Page                         COVER PAGE

        2.           Synopsis                           EXPENSE INFORMATION

        3.           Condensed Financial Information    FINANCIAL HIGHLIGHTS
                                                        DISTRIBUTION AND PERFORMANCE INFORMATION

        4.           General  Description  of           INVESTMENT  OBJECTIVE AND POLICIES
                     Registrant                         WHY INVEST IN THE FUND?
                                                        ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                        FUND ORGANIZATION

        5.           Management of the Fund             FINANCIAL HIGHLIGHTS
                                                        A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                        FUND ORGANIZATION--Investment adviser; Transfer agent
                                                        SHAREHOLDER BENEFITS--A team approach to investing
                                                        TRUSTEES AND OFFICERS

        5A.          Management's Discussion of Fund    NOT APPLICABLE
                     Performance

        6.           Capital Stock and Other            DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and
                     Securities                         capital gains distributions
                                                        FUND ORGANIZATION
                                                        TRANSACTION
                                                        INFORMATION--Tax
                                                        information  SHAREHOLDER
                                                        BENEFITS--SAIL(TM)--Scudder
                                                        Automated    Information
                                                        Line,           Dividend
                                                        reinvestment       plan,
                                                        T.D.D.  service  for the
                                                        hearing  impaired HOW TO
                                                        CONTACT SCUDDER

        7.           Purchase of Securities Being       PURCHASES
                     Offered                            FUND ORGANIZATION--Underwriter
                                                        TRANSACTION
                                                        INFORMATION--Purchasing
                                                        shares,   Share   price,
                                                        Processing time, Minimum
                                                        balances,   Third  party
                                                        transactions SHAREHOLDER
                                                        BENEFITS--Dividend
                                                        reinvestment        plan
                                                        SCUDDER   TAX-ADVANTAGED
                                                        RETIREMENT         PLANS
                                                        INVESTMENT  PRODUCTS AND
                                                        SERVICES

        8.           Redemption or Repurchase           EXCHANGES AND REDEMPTIONS
                                                        TRANSACTION INFORMATION--Redeeming shares, Tax identification number, Minimum balances

        9.           Pending Legal Proceedings          NOT APPLICABLE





                          SCUDDER SHORT TERM BOND FUND
                                   (continued)

                           Items Required by Form N-1A
PART B
                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    ORGANIZATION OF THE FUNDS

       13.          Investment Objectives and          THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES
                    Policies                           INVESTMENT RESTRICTIONS

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       TRUSTEES AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      TRUSTEES AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           DISTRIBUTOR
                                                       ADDITIONAL INFORMATION--Experts, Other Information

       17.          Brokerage Allocation and Other     PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio
                    Practices                          Turnover

       18.          Capital Stock and Other            ORGANIZATION OF THE FUNDS
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUNDS-- Dividend and
                                                       capital gain distribution options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance Data    PERFORMANCE INFORMATION

       23.          Financial Statements               FINANCIAL STATEMENTS





                               SCUDDER FUNDS TRUST
                          SCUDDER ZERO COUPON 2000 FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
PART A
     Item No.        Item Caption                       Prospectus Caption

        1.           Cover Page                         COVER PAGE

        2.           Synopsis                           EXPENSE INFORMATION

        3.           Condensed Financial Information    FINANCIAL HIGHLIGHTS
                                                        DISTRIBUTION AND PERFORMANCE INFORMATION

        4.           General Description of             INVESTMENT OBJECTIVE
                     Registrant                         INVESTING IN ZERO COUPON SECURITIES
                                                        WHY INVEST IN THE FUND?
                                                        ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                        SPECIALIZED INVESTMENT TECHNIQUES
                                                        FUND ORGANIZATION

        5.           Management of the Fund             FINANCIAL HIGHLIGHTS
                                                        A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                        FUND ORGANIZATION--Investment adviser; Transfer agent
                                                        SHAREHOLDER BENEFITS--A team approach to investing
                                                        TRUSTEES AND OFFICERS

        5A.          Management's Discussion of Fund    NOT APPLICABLE
                     Performance

        6.           Capital Stock and Other            DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and
                     Securities                         capital gains distributions
                                                        FUND ORGANIZATION
                                                        TRANSACTION
                                                        INFORMATION--Tax
                                                        information  SHAREHOLDER
                                                        BENEFITS--SAIL(TM)--Scudder
                                                        Automated    Information
                                                        Line,           Dividend
                                                        reinvestment       plan,
                                                        T.D.D.  service  for the
                                                        hearing  impaired HOW TO
                                                        CONTACT SCUDDER

        7.           Purchase of Securities Being       PURCHASES
                     Offered                            FUND ORGANIZATION--Underwriter
                                                        TRANSACTION
                                                        INFORMATION--Purchasing
                                                        shares,   Share   price,
                                                        Processing time, Minimum
                                                        balances,   Third  party
                                                        transactions SHAREHOLDER
                                                        BENEFITS--Dividend
                                                        reinvestment        plan
                                                        SCUDDER   TAX-ADVANTAGED
                                                        RETIREMENT         PLANS
                                                        INVESTMENT  PRODUCTS AND
                                                        SERVICES

        8.           Redemption or Repurchase           EXCHANGES AND REDEMPTIONS
                                                        TRANSACTION INFORMATION--Redeeming shares, Tax identification number, Minimum balances

        9.           Pending Legal Proceedings          NOT APPLICABLE





                          SCUDDER ZERO COUPON 2000 FUND
                                   (continued)

                           Items Required by Form N-1A
PART B
                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    ORGANIZATION OF THE FUNDS

       13.          Investment Objectives and          THE FUNDS' INVESTMENT OBJECTIVES
                    Policies                           AND POLICIES
                                                       INVESTMENT RESTRICTIONS

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       TRUSTEES AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      TRUSTEES AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           DISTRIBUTOR
                                                       ADDITIONAL INFORMATION--Experts, Other Information

       17.          Brokerage Allocation and Other     PORTFOLIO TRANSACTIONS-- Brokerage Commissions, Portfolio
                    Practices                          Turnover

       18.          Capital Stock and Other            ORGANIZATION OF THE FUNDS
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUNDS-- Dividend and
                                                       capital gain distribution options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance Data    PERFORMANCE INFORMATION

       23.          Financial Statements               FINANCIAL STATEMENTS


This prospectus sets forth concisely the information about Scudder Short Term Bond Fund, a diversified series of Scudder Funds Trust, an open-end management investment company, that a prospective investor should know before investing. Please retain it for future reference.

If you require more detailed information, a Statement of Additional Information dated May 1, 1998, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the SEC's Internet Web Site (http://www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 4.

----------------------------
NOT FDIC-  MAY LOSE VALUE
INSURED    NO BANK GUARANTEE
----------------------------

[PRINTED WITH SOY INK LOGO]  [RECYCLE LOGO] Printed on recycled paper

SCUDDER  [LOGO]

Scudder
Short Term
Bond Fund


Prospectus
May 1, 1998


A pure no-load(TM) (no sales charges) mutual fund series which seeks to provide a high level of income consistent with a high degree of principal stability.

----------------------------------------
Expense information
----------------------------------------

--------------------------------------------------------------------------------
How to compare a Scudder pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder Short Term Bond Fund (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

      Sales commissions to purchase shares (sales load)                    NONE
      Commissions to reinvest dividends                                    NONE
      Redemption fees                                                      NONE*
      Fees to exchange shares                                              NONE

2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended December 31, 1997.

      Investment management fee                                                %
      12b-1 fees                                                           NONE
      Other expenses                                                           %
      Total Fund operating expenses                                            %

Example

Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)

      1 Year         3 Years          5 Years       10 Years
      ------         -------          -------       --------
         $             $                 $              $

See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Fund or by "Write-A-Check." If you wish to receive redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."

--------------------------------------------------------------------------------


--
2

----------------------------------------
Financial highlights
----------------------------------------


--------------------------------------------------------------------------------
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements. If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated December 31, 1997 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.






<TABLE TO BE UPDATED BY SCUDDER>






--------------------------------------------------------------------------------



                                                                              --

----------------------------------------
A message from the President
----------------------------------------

[PHOTO}

Edmond D. Villani, President
and CEO, Scudder Kemper
Investments, Inc.

Scudder Kemper Investments, Inc., investment adviser to the Scudder Family of Funds, is one of the largest and most experienced investment management organizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.

We offered America's first no-load mutual fund in 1928, and today the Scudder Family of Funds includes over 45 no-load mutual fund portfolios. We also manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund, and numerous other open and closed-end funds that invest in this country and other countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

The Scudder Family of Funds includes those Funds, or classes of Funds, advised by Scudder Kemper Investments, Inc., that are offered without commissions to purchase or redeem shares or to exchange from one fund to another. There are no 12b-1 fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.


/s/ Edmond D. Villani


----------------------------------------
Scudder Short Term Bond Fund
----------------------------------------

Investment objective

o a high level of income consistent with a high degree of principal stability

Investment characteristics

o designed to provide a higher and more stable level of income than typically provided by money market investments, yet more price stability than investments in intermediate- and long-term bonds

o     investments primarily in high quality, short-term bonds

o dollar-weighted average portfolio effective maturity will not exceed three years

o     dividends declared daily and paid monthly

o     daily liquidity at current net asset value

----------------------------------------
Contents
----------------------------------------

Investment objective and policies ..........................................   5
Why invest in the Fund? ....................................................   6
Additional information about policies
   and investments .........................................................   7
Distribution and performance information ...................................  11
Fund organization ..........................................................  12
Transaction information ....................................................  13
Shareholder benefits .......................................................  17
Purchases ..................................................................  20
Exchanges and redemptions ..................................................  21
Trustees and Officers ......................................................  23
Investment products and services ...........................................  24
How to contact Scudder .....................................................  25


--
4

----------------------------------------
Investment objective and policies
----------------------------------------

Scudder Short Term Bond Fund (the "Fund"), a diversified series of Scudder Funds Trust, is a pure no-load(TM) mutual fund designed for investors seeking:

o a higher and more stable level of income than normally provided by money market investments; and
o more price stability than investments in intermediate- and long-term bonds.

The Fund's objective is to provide a high level of income consistent with a high degree of principal stability by investing primarily in high quality, short-term bonds. The dollar-weighted average effective maturity of the Fund's portfolio may not exceed three years. Within this limitation, the Fund may purchase individual securities with remaining stated maturities greater than three years.

Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.

Investments

The Fund invests at least 65% of its net assets in a managed portfolio of bonds consisting of:

o U.S. Government securities, including bonds, notes and bills issued by the U.S. Treasury, and securities issued by agencies and instrumentalities of the U.S. Government;
o     Corporate debt securities, such as bonds, notes and debentures;
o     Mortgage-backed securities; and
o     Other asset-backed securities.

Other eligible investments for the Fund are as follows:

o Money market instruments which are comprised of commercial paper, bank obligations (i.e., certificates of deposit and bankers' acceptances) and repurchase agreements;
o     Privately placed obligations (including restricted securities); and
o Foreign securities, including non-U.S. dollar-denominated securities and U.S. dollar-denominated debt securities issued by foreign issuers and foreign branches of U.S. banks.

In addition, the Fund may purchase indexed securities, zero coupon securities, trust preferred securities, illiquid securities, securities on a when-issued or forward delivery basis and may engage in reverse repurchase agreements and dollar roll transactions and strategic transactions. See "Additional information about policies and investments" for more information.

To meet its objective, the Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), actively manages the Fund's portfolio. Investment decisions are based on general economic and financial trends, such as domestic and international economic developments, the outlook for the securities markets, the level of interest rates and inflation, the supply and demand of debt securities, and other factors. The composition of the Fund's portfolio is also determined by individual security analysis. The Adviser's team of experienced credit analysts actively monitors the credit quality of the investments of the Fund.

The net asset value of the Fund is expected to fluctuate with changes in interest rates and bond market conditions, although this fluctuation should be more moderate than that of a fund with a longer average maturity. The Adviser, however, will attempt to reduce principal fluctuation through, among other methods, diversification, credit analysis and security selection, and adjustment of the Fund's average portfolio maturity. The Fund's share price tends to rise as interest rates decline and decline as interest rates


                                                                              --
rise. In periods of rising interest rates and falling bond prices, the Adviser may shorten the Fund's average maturity to minimize the effect of declining bond values on the Fund's net asset value. Conversely, during times of falling rates and rising prices, a longer average maturity of up to three years may be sought. When the Adviser believes economic or other conditions warrant, for temporary defensive purposes the Fund may invest more than 35% of its assets in money market instruments. It is impossible to accurately predict for how long such alternative strategies may be utilized.

The Fund's securities generally offer less current yield than securities of lower quality (rated below BBB/Baa) or longer maturity, but lower-quality securities generally have less liquidity, and both tend to have greater credit and market risk, and consequently more price volatility.

It is against the Fund's policy to make changes in the portfolio for short-term trading purposes. However, the Fund may take advantage of opportunities provided by temporary dislocations in the market to maintain principal stability or enhance income.

High quality securities

The Fund emphasizes high quality investments. At least 65% of the Fund's net assets will be invested in (1) obligations of the U.S. Government, its agencies or instrumentalities, and (2) debt securities rated, at the time of purchase, in one of the two highest ratings categories of Standard & Poor's ("S&P") (AAA or AA) or Moody's Investors Service, Inc. ("Moody's") (Aaa or Aa) or, if not rated, judged to be of comparable quality by the Adviser. In addition, the Fund will not invest in any debt security rated at the time of purchase lower than BBB by S&P or Baa by Moody's, or of equivalent quality as determined by the Adviser. Should the rating of a portfolio security be downgraded after being purchased by the Fund, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of the security.

The U.S. Government securities in which the Fund may invest include (1) securities issued and backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills, notes and bonds; (2) securities, including mortgage-backed securities, issued by an agency or instrumentality of the U.S. Government, including those backed by the full faith and credit of the U.S. Government, such as securities of the Export-Import Bank of the United States, the General Services Administration and the Government National Mortgage Association, and those issued by agencies and instrumentalities, such as Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation which, while neither direct obligations of nor guaranteed by the U.S. Government, are backed by the credit of the issuer itself and may be supported as well by the issuer's right to borrow from the U.S. Treasury; and (3) securities of the U.S. Government, its agencies or instrumentalities on a when-issued or forward delivery basis. In addition, the Fund may invest in repurchase agreements with respect to U.S. Government securities.

----------------------------------------
Why invest in the Fund?
----------------------------------------

Scudder Short Term Bond Fund is designed for individuals, institutions and corporations seeking a high level of income compared to money market funds, consistent with a high degree of principal stability for their investments compared to that of longer-term fixed-income investments. Investors may choose this Fund as a complement to money market funds. Money market funds are managed for total price stability but generally tend to offer somewhat lower yields than this Fund. Further, the Fund may appeal to investors favoring a more stable investment and willing to accept somewhat lower yields than they might normally expect from a longer-term bond fund.

Some investors may view the Fund as an alternative to a bank certificate of deposit


--
6

("CD"). While an investment in the Fund is not federally insured and there is no guarantee of price stability, an investment in the Fund-- unlike a CD--is not locked away for any period, may be redeemed at any time without incurring early withdrawal penalties and may provide a higher yield. The Fund may also be appropriate for IRAs, 401(k)s and other retirement plans where income is compounded on a tax-deferred basis.

Investors will also benefit from the convenience, cost-savings and professional management of a no-load mutual fund. Scudder, Stevens & Clark, Inc. has been researching and managing fixed-income investments since 1929 and currently oversees more than $55 billion in U.S. and foreign bonds.


----------------------------------------
Additional information about policies
and investments
----------------------------------------

The Fund has certain investment restrictions which are designed to reduce the Fund's investment risk. Fundamental investment restrictions may not be changed without a vote of shareholders; non-fundamental investment restrictions may be changed by a vote of the Trust's Board of Trustees. A complete listing of investment restrictions is contained under "Investment Restrictions" in the Fund's Statement of Additional Information.

As a matter of fundamental policy, the Fund may not borrow money, except as permitted under Federal law. Further, as a matter of non-fundamental policy, the Fund may not borrow money in an amount greater than 5% of total assets, except for temporary or emergency purposes, although the Fund may engage up to 5% of total assets in reverse repurchase agreements or dollar rolls.

As a matter of fundamental policy, the Fund may not make loans except through the lending of portfolio securities, the purchase of debt securities, interests in indebtedness or through repurchase agreements. The Fund has adopted a non-fundamental policy restricting the lending of portfolio securities to no more than 5% of total assets.


Investment restrictions

A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Fund's Statement of Additional Information.

When-issued securities

The Fund may purchase securities on a when-issued or forward delivery basis, for payment and delivery at a later date. The price and yield are generally fixed on the date of commitment to purchase. During the period between purchase and settlement, no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.


Illiquid securities

The Fund may invest in securities for which there is not an active trading market, or which have resale restrictions. These types of securities generally offer a higher return than more readily marketable securities, but carry the risk that the Fund may not be able to dispose of them at an advantageous time or price.


Repurchase agreements

As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/ dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase them at a specified time and price.

The Fund may enter into repurchase commitments with any party deemed creditworthy by the Adviser, including foreign banks and broker/dealers, if the transaction is entered into for investment purposes and the counterparty's creditworthiness is at least equal to that of issuers of securities which the Fund may purchase.


                                                                              --

Mortgage and other asset-backed securities

The Fund may invest in mortgage-backed securities, which are securities representing interests in pools of mortgage loans. These securities provide shareholders with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off.

The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by the Government National Mortgage Association ("GNMA") is backed by GNMA and the full faith and credit of the U.S. Government. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Fund shares. Also, GNMA and other mortgage-backed securities may be purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs. In addition, the Fund may invest in mortgage-backed securities issued by other issuers, such as the Federal National Mortgage Association (FNMA), which are not guaranteed by the U.S. Government. Moreover, the Fund may invest in debt securities which are secured with collateral consisting of mortgage-backed securities and in other types of mortgage-related securities.

The Fund may also invest in securities representing interests in pools of certain other consumer loans, such as automobile loans or credit card receivables. In some cases, principal and interest payments are partially guaranteed by a letter of credit from a financial institution.

Dollar roll transactions

The Fund may enter into dollar roll transactions with selected banks and broker/dealers. Dollar roll transactions are treated as reverse repurchase agreements for purposes of the Fund's borrowing restrictions and consist of the sale by the Fund of mortgage-backed securities, together with a commitment to purchase similar, but not identical, securities at a future date at the same price. In addition, the Fund is paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially involve only a firm commitment agreement by the Fund to buy a security.

Convertible securities

The Fund may invest in convertible securities which may offer higher income than the common stocks into which they are convertible. The convertible securities in which the Fund may invest include bonds, notes, debentures and preferred stocks which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to nonconvertible securities.

Foreign securities

While the Fund generally emphasizes investments in U.S. Government securities and companies domiciled in the U.S., it may invest in foreign securities that meet the same criteria as the Fund's domestic holdings when the anticipated performance of foreign securities is believed by the Adviser to offer more potential than domestic alternatives in keeping with the investment objective of the Fund. Foreign securities may be denominated either in U.S. dollars or foreign currencies.

Indexed securities

The Fund may invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). The interest rate or (unlike most fixed-income securities) the principal amount payable at maturity of an indexed security may be increased or decreased, depending on changes in the value of the reference instrument.

Strategic transactions and derivatives

The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as


--
8
interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not to create leveraged exposure in the Fund. Please refer to "Risk factors--Strategic Transactions and derivatives" for more information.

Risk factors

The Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time.

Debt securities. Securities rated BBB by S&P or Baa by Moody's are neither highly protected nor poorly secured. These securities normally pay higher yields but involve potentially greater price variability than higher-quality securities. These securities are regarded as having adequate capacity to repay principal and pay interest, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to do so. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics.


Illiquid securities. The absence of a trading market can make it difficult to ascertain a market value for these investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses,



                                                                              --
and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities.

Some repurchase commitment transactions may not provide the Fund with collateral marked-to- market during the term of the commitment.

Mortgage-backed securities. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and lessen their growth potential. The Fund may agree to purchase or sell these securities with payment and delivery taking place at a future date. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose the Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by the Fund, the prepayment right of mortgagors may limit the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of non-callable debt securities.

Other asset-backed securities. In addition to prepayment risk, securities representing pools of certain consumer loans present certain risks that are not presented by mortgage-backed securities. These securities may not have the benefit of any security interest in the underlying assets. Also, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Dollar roll transactions. If the broker/dealer to whom the Fund sells the securities underlying a dollar roll transaction becomes insolvent, the Fund's right to purchase or repurchase the securities may be restricted; the value of the securities may change adversely over the term of the dollar roll; the securities that the Fund is required to repurchase may be worth less than securities that the Fund originally held, and the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

Foreign securities. Investments in foreign securities involve special considerations due to limited information, higher brokerage costs, different accounting standards, thinner trading markets as compared to domestic markets and the likely impact of foreign taxes on the yield from debt securities. They may also entail other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar.

Further, it may be more difficult for the Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. The Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or


--
10
regulations relating to the convertibility and repatriation of assets.

Indexed securities. Indexed securities may be positively or negatively indexed, so that appreciation of the reference instrument may produce an increase or a decrease in the interest rate or value at maturity of the security. In addition, the change in the interest rate or value at maturity of the security may be some multiple of the change in the value of the reference instrument. Thus, in addition to the credit risk of the security's issuer, the Fund will bear the market risk of the reference instrument.

Strategic Transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's Statement of Additional Information.

----------------------------------------
Distribution and performance
information
----------------------------------------

Dividends and capital gains distributions

The Fund's dividends from net investment income are declared daily and distributed monthly. The Fund intends to distribute net realized capital gains after utilization of capital loss carryforwards, if any, in November or December to prevent application of a federal excise tax. An additional distribution may be made, if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund. If an investment is in the form of a


                                                                              --
retirement plan, all dividends and capital gains distributions will be reinvested into the shareholder's account.


Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable to individual shareholders at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), regardless of the length of time shareholders have owned shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. It is not expected that dividends will qualify for the dividends-received deduction for corporations.


The Fund sends detailed tax information to its shareholders about the amount and type of its distributions by January 31 of the following year.

Performance information

From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance.

The "SEC yield" of the Fund is an annualized expression of the net income generated by the Fund over a specified 30-day (one month) period, as a percentage of the Fund's share price on the last day of that period. This yield is calculated according to methods required by the Securities and Exchange Commission (the "SEC"), and therefore may not equate to the level of income paid to shareholders. "Total return" is the change in value of an investment in the Fund for a specified period. The "average annual total return" of the Fund is the average annual compound rate of return of an investment in the Fund assuming the investment has been held for one year, five years and ten years as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in the Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Fund. Performance will vary based upon, among other things, changes in market conditions and the level of the Fund's expenses.

----------------------------------------
Fund organization
----------------------------------------

Scudder Short Term Bond Fund is a diversified series of Scudder Funds Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Massachusetts business trust in July 1981 and changed its name from Scudder Target Fund to its current name effective July 3, 1989.

The Fund's name and investment objective also were changed to the current ones effective July 3, 1989.

The Fund's activities are supervised by the Trust's Board of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Fund is not required to and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment advisory contract. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

Investment adviser


The Fund retains the investment management firm of Scudder Kemper Investments, Inc., a Delaware corporation formerly known as Scudder, Stevens & Clark, Inc., to manage its daily investment and business affairs subject to the policies established by the Board of Trustees. The Trustees have overall responsibility for the management of the Fund under Massachusetts law.



--
12

Scudder, Stevens & Clark, Inc. ("Scudder"), and Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, have formed a new global investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc. and Scudder has changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owns approximately 70% of the Adviser, with the balance owned by the Adviser's officers and employees.

The Adviser receives an investment management fee for these services. The fee is graduated so that increases in the Fund's net assets may result in a lower annual fee rate and decreases in the Fund's net assets may result in a higher annual fee rate.

The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.

For the year ended December 31, 1997 the Adviser received an investment management fee of ___% of the Fund's average daily net assets on an annual basis.

All of the Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment or administrative services.

Scudder Kemper Investments, Inc. is located at 345 Park Avenue, New York, New York.


Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Fund.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.

Custodian

State Street Bank and Trust Company is the Fund's custodian.

----------------------------------------
Transaction information
----------------------------------------

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Fund's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone or by "Write-A-Check" prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:


                                                                              --

      The Scudder Funds
      State Street Bank and Trust Company
      Boston, MA 02101
      ABA Number 011000028
      DDA Account 9903-5552

Your wire instructions must also include:

-- the name of the fund in which the money is to be invested, -- the account number of the fund, and -- the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.


By "QuickBuy." If you elected "QuickBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases may not be for more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "QuickBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "QuickBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "QuickBuy" transactions are not available for most retirement plan accounts. However, "QuickBuy" transactions are available for Scudder IRA accounts.


By exchange. The Fund may be exchanged for shares of other funds in the Scudder Family of Funds unless otherwise determined by the Board of Trustees. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

By telephone order. Certain financial institutions may call Scudder before the close of regular trading on the Exchange, normally 4 p.m. eastern time, and purchase shares at that day's price. Such purchased shares will begin to earn dividends on the day on which the payment is received by the Fund. If payment by check or wire is not received from the financial institution within three business days, the order is subject to cancellation and the financial institution will be responsible for any loss to the Fund resulting from this cancellation. Please call 1-800-854-8525 for more information.

Redeeming shares

The Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you provided your banking information on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not include your banking information on your application, call 1-800-225-5163 for more information.


--
14

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

By "Write-A-Check." You may redeem shares by writing checks against your account balance for at least $100. Your Fund investments will continue to earn dividends until your check is presented to the Fund for payment.

Checks will be returned by the Fund's transfer agent if there are insufficient shares to meet the withdrawal amount. You should not attempt to close an account by check, because the exact balance at the time the check clears will not be known when the check is written.


By "QuickSell." If you elected "QuickSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "QuickSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"QuickSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.


Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by


                                                                              --
telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding.

Processing time

All purchase and redemption requests must be received in good order by the Fund's transfer agent. Those requests received by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of trading that day. Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day. Purchases made by federal funds wire before noon eastern time will begin earning income that day; all other purchases received before the close of regular trading on the Exchange will begin earning income the next business day. Redeemed shares will earn income on the day on which the redemption request is executed.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Fund will normally send redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

The Fund and Scudder Investor Services, Inc. each reserves the right to reject purchases of Fund shares (including exchanges) for any reason including when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Fund's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.


--
16

Minimum balances

Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Trustees. Scudder retirement plans and certain other accounts have similar or lower minimum share balance requirements. A shareholder may open an account with at least $1,000, if an automatic investment plan of $100/month is established.

Shareholders who maintain a non-fiduciary account balance of less than $2,500 in the Fund, without establishing an automatic investment plan, will be assessed an annual $10.00 per fund charge with the fee to be paid to the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation. Please refer to "Exchanges and Redemptions--Other Information" in the Fund's Statement of Additional Information for more information.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

----------------------------------------
Shareholder benefits
----------------------------------------

Experienced professional management


Scudder Kemper Investments, Inc., one of the nation's most experienced investment management firms, actively manages your fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.


A team approach to investing

Scudder Short Term Bond Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders and other investment specialists who work in Scudder's offices across the United States and abroad. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

Since the Fund was introduced in 1989, Lead Portfolio Manager Thomas M. Poor has had responsibility for its day-to-day operation. Mr. Poor, who joined Scudder in 1970, sets the Fund's general investment strategies. Scott E. Dolan, Portfolio Manager, joined the team in 1994 and is responsible for implementing the Fund's strategy. Mr. Dolan, who joined Scudder in 1989, has four years of experience in compliance analysis and account administration and has worked as a portfolio manager since 1993. Susan R. Martland, Portfolio Manager, joined the team in 1997. Ms. Martland, who helps set the Fund's investment strategy, joined Scudder in 1982 and has over nine years of experience as a portfolio manager.


                                                                              --

SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. (The exchange privilege may not be available for certain Scudder funds or classes thereof. For more information, please call 1-800-225-5163.) Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Personal Counsel(SM) -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder Kemper Investments, Inc., combines the benefits of a customized portfolio of pure no-load Scudder Funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1% or less of assets (with a $1,000 minimum). In addition, it draws upon the Adviser's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You will receive a detailed statement summarizing account activity, including dividend and capital gain reinvestment, purchases and redemptions. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Investor Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Investor Centers in Boca Raton, Boston, Chicago, New York and San Francisco.


--
18

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.



                                                                              --

---------------------------------------
Purchases
---------------------------------------


------------------------------------------------------------------------------------------------------------------------
Opening             Minimum initial investment: $2,500; IRAs $1,000
an account          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                    See appropriate plan literature.

Make checks         o  By Mail              Send your completed and signed application and check
payable to "The
Scudder Funds."                                 by regular mail to:    or       by express, registered,
                                                                                or certified mail to:

                                                The Scudder Funds               The Scudder Funds
                                                P.O. Box 2291                   66 Brooks Drive
                                                Boston, MA                      Braintree, MA 02184
                                                02107-2291

                    o  By Wire              Please see Transaction information--Purchasing shares--
                                            By wire for details, including the ABA wire transfer number.
                                            Then call 1-800-225-5163 for instructions.

                    o  In Person            Visit one of our Investor Centers to complete your application with the help of a Scudder representative. Investor Center locations are listed under Shareholder benefits.

------------------------------------------------------------------------------------------------------------------------
Purchasing          Minimum additional investment: $100; IRAs $50
additional          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
shares              See appropriate plan literature.

Make checks         o By Mail               Send a check with a Scudder investment slip, or with a letter of
payable to "The                             instruction including your account number and the
Scudder Funds."                             complete Fund name, to the appropriate address listed above.

                    o By Wire               Please see Transaction information--Purchasing shares--
                                            By wire for details, including the ABA wire transfer number.

                    o In Person             Visit one of our Investor Centers to make an additional
                                            investment in your Scudder fund account. Investor Center
                                            locations are listed under Shareholder benefits.

                    o By Telephone          Please see Transaction information--Purchasing shares--
                                            By QuickBuy or By telephone order for more details.

                    o By Automatic          You may arrange to make investments on aregular basis regular basis
                      Investment Plan       through automatic deductions from your bank checking
                      ($50 minimum)         account. Please call 1-800-225-5163 for more information and an enrollment form.
------------------------------------------------------------------------------------------------------------------------



--
20

---------------------------------------
 Exchanges and redemptions
---------------------------------------


------------------------------------------------------------------------------------------------------------------------
Exchanging        Minimum investments:  $2,500 to establish a new account;
shares                                  $100 to exchange among existing accounts

                  o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                     8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                     Information Line, call 1-800-343-2890 (24 hours a day).

                  o By Mail          Print or type your instructions and include:
                    or Fax           - the name of the Fund and the account number you are exchanging from;
                                     - your name(s) and address as they appear on your account;
                                     - the dollar amount or number of shares you wish to exchange;
                                     - the name of the Fund you are exchanging into;
                                     - your signature(s) as it appears on your account; and
                                     - a daytime telephone number.

                                     Send your instructions
                                     by regular mail to:      or   by express, registered,   or   by fax to:
                                                                   or certified mail to:

                                     The Scudder Funds             The Scudder Funds              1-800-821-6234
                                     P.O. Box 2291                 66 Brooks Drive
                                     Boston, MA                    Braintree, MA 02184
                                     02107-2291
------------------------------------------------------------------------------------------------------------------------
Redeeming shares  o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                     8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                     Information Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $100,000 sent to your address of record.

                  o By Mail          Send your instructions for redemption to the appropriate address or fax number
                    or Fax           above and include:
                                     - the name of the Fund and account number you are redeeming from;
                                     - your name(s) and address as they appear on your account;
                                     - the dollar amount or number of shares you wish to redeem;
                                     - your signature(s) as it appears on your account; and
                                     - a daytime telephone number.

                                     A signature guarantee is required for redemptions over $100,000.
                                     See Transaction information--Redeeming shares.

                  o By Automatic     You may arrange to receive automatic cash payments periodically.
                    Withdrawal       Call 1-800-225-5163 for more information and an enrollment form.
                    Plan
------------------------------------------------------------------------------------------------------------------------



                                                                              --

Scudder tax-advantaged retirement plans

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of up to $2,000 per person for anyone with earned income (up to $2,000 per individual for married couples filing jointly, even if only one spouse has earned income). Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax-deferred basis. The Scudder No-Fee IRA charges you no annual custodial fee.

o Scudder Roth No-Fee IRAs. Similar to the traditional IRA in many respects, these retirement plans provide a unique opportunity for qualifying individuals to accumulate investment earnings tax free. Unlike a traditional IRA, with a Roth IRA, if you meet the distribution requirements, you can withdraw your money without paying any taxes on the earnings. No tax deduction is allowed for contributions to a Roth IRA. The Scudder Roth IRA charges you no annual custodial fee.

o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans.

o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation. The Scudder SEP-IRA charges you no annual custodial fee.

o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA and most Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.



--
22

--------------------------------------------------------------------------------
Trustees and Officers
--------------------------------------------------------------------------------


Daniel Pierce*
   President and Trustee

Peter B. Freeman
   Trustee; Corporate Director and Trustee

Kathryn L. Quirk*
   Trustee, Vice President and Assistant
   Secretary

Jerard K. Hartman*
   Vice President

Henry P. Becton, Jr.
   Trustee; President and General Manager,
   WGBH Educational Foundation

Dawn-Marie Driscoll
   Trustee; President, Driscoll Associates

George M. Lovejoy, Jr.
   Trustee; President and Director,
   Fifty Associates

Wesley W. Marple, Jr.
   Trustee; Professor of Business Administration, Northeastern University, College of Business Administration

Jean C. Tempel
   Trustee; Director, General Partner,
   TL Ventures

Thomas W. Joseph*
   Vice President

Thomas F. McDonough*
   Vice President, Secretary and
   Treasurer

John R. Hebble*
   Assistant Treasurer

Caroline Pearson
   Assistant Secretary

*Scudder Kemper Investments, Inc.



                                                                              --

--------------------------------------------------------------------------------
Investment products and services
--------------------------------------------------------------------------------


The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series--
    Premium  Shares*
    Managed Shares*
  Scudder Government Money Market Series--Managed Shares*

Tax Free Money Market+
  Scudder Tax Free Money Fund
  Scudder Tax Free  Money Market Series--Managed  Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited
    Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund

U.S. Growth

  Value
    Scudder Large Company Value  Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth

  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Retirement Programs and Education Accounts
--------------------------------------------------------------------------------

Retirement Programs
  Traditional IRA
  Roth IRA
  SEP-IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan **+++ +++
    (a variable annuity)

Education Accounts
  Education IRA
  UGMA/UTMA

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various foreign stock exchanges.



--
24

--------------------------------------------------------------------------------
How to contact Scudder
--------------------------------------------------------------------------------


Account Service and Information:

For existing account service and transactions

            Scudder Investor Relations -- 1-800-225-5163

      For 24 hour account information, fund information, exchanges, and an overview of all the services available to you

            Scudder Electronic Account Services -- http://funds.scudder.com

      For personalized information about your Scudder accounts, exchanges and redemptions

            Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

      For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions

            Scudder Investor Relations -- 1-800-225-2470
                                          Investor.Relations@scudder.com
            Scudder's World Wide Web Site -- http://funds.scudder.com

      For establishing 401(k) and 403(b) plans

            Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:

      To receive information about this discount brokerage service and to obtain an application

                  Scudder Brokerage Services* -- 1-800-700-0820

Personal Counsel(SM) -- A Managed Fund Portfolio Program:

      To receive information about this mutual fund portfolio guidance and management program

            Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

            The Scudder Funds
            P.O. Box 2291
            Boston, Massachusetts
            02107-2291

Or Stop by a Scudder Investor Center:

      Many shareholders enjoy the personal, one-on-one service of the Scudder Investor Centers. Check for an Investor Center near you--they can be found in the following cities:

            Boca Raton       Chicago           San Francisco
            Boston           New York

Scudder Investor Relations and Scudder Investor Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061 -- Member NASD/SIPC.



                                                                              --
                                                                              25

This prospectus sets forth concisely the information about Scudder Zero Coupon 2000 Fund, a diversified series of Scudder Funds Trust, an open-end management investment company, that a prospective investor should know before investing. Please retain it for future reference.


If you require more detailed information, a Statement of Additional Information dated May 1, 1998, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 4.

NOT FDIC- MAY LOSE VALUE
INSURED   NO BANK GUARANTEE

[Soyink logo} PRINTED WITH SOY INK   [Recycled logo} Printed on recycled paper

SCUDDER  [Scudder logo]

Scudder
Zero Coupon
2000 Fund


Prospectus
May 1, 1998


A pure no-load(TM) (no sales charges) mutual fund designed for investors who seek as high an investment return over a selected period as is consistent with investment in U.S. Government securities and the minimization of reinvestment risk.

Expense information

--------------------------------------------------------------------------------
How to compare a Scudder pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder Zero Coupon 2000 Fund (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-loadO funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

   Sales commissions to purchase shares (sales load)                       NONE
   Commissions to reinvest dividends                                       NONE
   Redemption fees                                                         NONE*
   Fees to exchange shares                                                 NONE

2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended December 31, 1997.

   Investment management fee                                                %
   12b-1 fees                                                             NONE**
   Other expenses                                                           %
                                                                           ----
   Total Fund operating expenses                                            %**
                                                                           ====
Example

Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)

        1 Year               3 Years            5 Years            10 Years
        ------               -------            -------            --------
          $                     $                  $                   $

See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Fund. If you wish to receive redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."

** Until _____________________, the Adviser has agreed to waive a portion of its fee to the extent necessary so that the total annualized expenses of the Fund do not exceed ____% of average daily net assets. If the Adviser had not agreed to waive a portion of its fee, Fund expenses would have been: investment management fee ____%, other expenses ____%, and total Fund operating expenses _____% for the fiscal year ended December 31, 1997.
--------------------------------------------------------------------------------



--
2

Financial highlights


--------------------------------------------------------------------------------
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements.

If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated December 31, 1997, which may be obtained without charge by writing or calling Scudder Investor Services, Inc.

[TABLE: TO BE UPDATED]

(a) Based on monthly average shares outstanding during the period.
(b) Total returns would have been lower had certain expenses not been reduced.


--------------------------------------------------------------------------------


                                                                              --
                                                                               3

----------------------------------------
A message from the President
----------------------------------------

[PHOTO OMITTED]

Edmond D. Villani, President
and CEO, Scudder Kemper
Investments, Inc.

Scudder Kemper Investments, Inc., investment adviser to the Scudder Family of Funds, is one of the largest and most experienced investment management organizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.

We offered America's first no-load mutual fund in 1928, and today the Scudder Family of Funds includes over 45 no-load mutual fund portfolios. We also manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund, and numerous other open and closed-end funds that invest in this country and other countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

The Scudder Family of Funds includes those Funds, or classes of Funds, advised by Scudder Kemper Investments, Inc., that are offered without commissions to purchase or redeem shares or to exchange from one fund to another. There are no 12b-1 fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.


/s/ Edmond D. Villani


  Scudder Zero Coupon 2000 Fund

Investment objective

o as high an investment return over a selected period as is consistent with investment in U.S. Government securities and the minimization of reinvestment risk

Investment characteristics

o a portfolio maturing in the year 2000

o professionally managed portfolio of high quality U.S. Government zero coupon securities

o relatively predictable return--if held to the Fund's maturity date and dividends and distributions are reinvested

o daily liquidity at current net asset value

  Contents

Investment objective ..................................................  7
Investing in zero coupon securities....................................  7
Why invest in the Fund? ...............................................  9
Additional information about
  policies and investments ............................................  9
Specialized investment techniques ..................................... 11
Distribution and performance
  information ......................................................... 12
Fund organization ..................................................... 13
Transaction information ............................................... 14
Shareholder benefits .................................................. 19
Purchases ............................................................. 21
Exchanges and redemptions ............................................. 23
Trustees and Officers ................................................. 26
Investment products and services ......................................
How to contact Scudder ................................................ 31


--
4

 Investment objective

Scudder Zero Coupon 2000 Fund (the "Fund"), a diversified series of Scudder Funds Trust, seeks to provide as high an investment return over a selected period as is consistent with investment in U.S. Government securities and the minimization of reinvestment risk. The Fund invests primarily in zero coupon securities and the Fund matures on a specified target date.

By pursuing its objective, the Fund seeks to return to investors a reasonably assured targeted dollar amount, predictable at the time of investment, on a specific target date in the future. As with any investment, however, there can be no assurance that the Fund's objective or the targeted amount will be met.

In order to obtain the predicted return, investors should plan to hold shares of the Fund until maturity and elect automatic reinvestment of dividends and distributions. Since the Fund will be primarily invested in zero coupon securities, investors who hold shares to maturity and reinvest dividends and distributions will receive a return consisting primarily of the accretion of discount on the underlying securities in the Fund. Of course, investors may redeem their shares on any business day at the daily net asset value. However, the net asset value of the Fund's shares increases or decreases with changes in the market value of the Fund's investments which tends to vary inversely with changes in prevailing interest rates. A shareholder who redeems prior to maturity may receive a significantly different investment return than was anticipated at the time of purchase.

Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

----------------------------------------
 Investing in zero coupon securities
----------------------------------------

Fund target date

The Fund matures on the third Friday of December 2000. At that time, the Fund will be converted to cash and distributed to shareholders or reinvested in another fund of their choice. The maturity date may coincide with known financial needs in the future, such as a car purchase, children's college education, the purchase of a home, or retirement. Additional funds may be added in the future.

What are zero coupon securities?

Zero coupon securities, including U.S. Government securities and privately stripped coupons on and receipts for U.S. Government securities, pay no cash income but are issued at substantial discounts from their value at maturity. When held to maturity, their entire return, which consists of the accretion of discount, comes from the difference between their issue price and their maturity value. This difference is known at the time of purchase, so investors holding zero coupon securities until maturity know the amount of their investment return at the time of their investment.

A portion of the total realized return from conventional interest-paying bonds comes from the reinvestment of periodic interest. Since the rate to be earned on these reinvestments may be higher or lower than the rate quoted on the interest-paying bonds at the time of the original purchase, the investment's total return is uncertain even for investors holding the security to its maturity. This uncertainty is commonly referred to as reinvestment risk and can have a significant impact on total realized investment return. With zero coupon securities, however, there are no cash distributions to reinvest, so investors bear no reinvestment risk if they hold the zero coupon security to maturity.


                                                                              --

----------------------------------------
 Why invest in the Fund?
----------------------------------------

The Fund is designed for investors seeking returns available on U.S. Government securities and reasonable assurance that a specific targeted dollar amount, predictable at the time of their investment, will be paid to them on a specific target date in the future.

Dividends and distributions will be automatically reinvested in additional shares (unless investors make a specific written election to take them in cash) because without such reinvestment investors are not likely to receive their targeted dollar amount on maturity. Investors should also plan to hold shares in this Fund until maturity because these shares are likely to have substantially more price volatility than shares of funds investing in traditional fixed-income investments.

The Fund is an appropriate investment for IRAs, Keoghs, 403(b) plans, 401(k) plans and other retirement plans where investors can match their retirement planning needs with the Fund's target date.

The Fund is also appropriate for investors planning for future anticipated expenses, such as the college educations of children or grandchildren, or the purchase of a home. The Fund may also be an appropriate investment in a Uniform Transfer/Gift to Minors Act account or any other investment account where predictability of return over a selected time period is important.

----------------------------------------
 Additional information about
 policies and investments
----------------------------------------

At least 80% of the net assets of the Fund will be invested in zero coupon securities. These include U.S. Treasury notes and bonds which have no coupons and are not entitled to income, U.S. Treasury bills, individual interest coupons which trade separately, and evidences of receipt of such securities. At least 50% of the net assets of the Fund will be invested in zero coupon securities maturing within two years of the Fund's target date. Up to 20% may be invested in interest- paying U.S. Treasury notes and bonds, and in repurchase agreements with respect to such securities. These interest-paying securities provide income for expenses, redemption payments, and cash dividends of the Fund.

The average duration of the Fund will be maintained within 12 months of the Fund's target date. Duration is a measure of the length of an investment which takes into account, through present value analysis, the timing and amount of any interest payments as well as the amount of the principal repayment. Duration is commonly used by professional investment managers to help identify and control reinvestment risk. Since the Fund will not be invested entirely in securities maturing on the target date, there will be some reinvestment risk. By balancing investments with slightly longer and shorter durations, the Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), believes it can maintain the Fund's average duration within 12 months of the Fund's target date and thereby reduce its reinvestment risk.


Investment restrictions

The Fund has certain investment restrictions which are designed to reduce the Fund's investment risk. Fundamental investment restrictions may not be changed without a vote of shareholders; non-fundamental investment restrictions may be changed by a vote of the Trust's Board of Trustees. A complete listing of investment restrictions is contained under "Investment Restrictions" in the Fund's Statement of Additional Information.

As a matter of fundamental policy, the Fund may not borrow money, except as permitted under Federal law. Further, as a matter of non-fundamental policy, the Fund may not borrow money in an amount greater than 5% of total assets, except for temporary or emergency



--
6
purposes, although the Fund may engage up to 5% of total assets in reverse repurchase agreements or dollar rolls.

As a matter of fundamental policy, the Fund may not make loans except through the lending of portfolio securities, the purchase of debt securities, interests in indebtedness or through repurchase agreements. The Fund has adopted a non-fundamental policy restricting the lending of portfolio securities to no more than 5% of total assets.

A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Fund's Statement of Additional Information.

Predictability of return

Due to the nature of zero coupon securities, which comprise 80% or more of the investments of the Fund, and specialized investment policies designed to reduce reinvestment risk, an approximate dollar amount to be received at the target date can be estimated daily for the Fund. The difference between this amount and an initial investment is projected total return and is called anticipated growth. Anticipated growth will consist primarily of the estimated accretion of discount on the zero coupon securities in a Fund, and to a much lesser degree, of projected cash flow from income-producing securities in excess of estimated expenses.


The Fund will calculate on each business day its anticipated growth rate, which is the annualized rate of growth investors may expect from the time they purchase the Fund's shares until the Fund's target date. The anticipated growth rate cannot be guaranteed, as it involves certain assumptions about variable factors, such as reinvestment of dividends and distributions, the expense ratio, and Fund composition. The rate will vary from day to day due to changes in interest rates and other market factors affecting the value of the Fund's investments.

Furthermore, differences in the price changes of securities with different maturities can affect investment return, as can management of the Fund. Under certain circumstances, shareholder redemptions could also affect anticipated growth rate.

Ownership in a portfolio holding zero coupon and other securities differs from a direct investment in zero coupon securities in various ways, including the factors affecting predictability of return described above and the varying maturity dates of the underlying securities held by the Fund.

However, the Adviser believes that investors purchasing and holding the Fund's shares to maturity and reinvesting all dividends and distributions should be able to realize an investment return substantially equal to the anticipated growth rate calculated on the day the Fund's shares were purchased.

Quality

The Fund will invest in zero coupon securities, including both U.S. Government securities and privately stripped coupons and receipts for U.S. Government securities, which are rated AAA or AA by Standard & Poor's, or Aaa or Aa by Moody's Investors Service, Inc., or judged by the Adviser to be of equivalent quality. The Fund's Treasury obligations, including those underlying zero coupon receipts, are backed by the full faith and credit of the U.S. Government. Should the rating of a portfolio security be downgraded after being purchased by the Fund, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of the security. In addition, the Fund may enter into repurchase agreements with respect to such securities with selected banks and broker/dealers.

Price variability

Investors can expect more appreciation from the Fund than from a fund investing in interest-paying securities of similar maturity during periods of declining interest rates.

Conversely, when interest rates rise, the Fund may decline more in price than a fund investing in interest-paying securities of similar maturity.


                                                                              --

Price fluctuations are expected to be greatest in a longer-maturity fund and are expected to diminish as the Fund approaches its maturity date.

Interest rates can change suddenly and unpredictably. The Fund may not be appropriate for investors who do not plan to hold their shares for a long term or until maturity. Redemptions prior to maturity generally will result in capital gains or losses.

Income taxes

Under federal income tax laws, a portion of the difference between the issue price of zero coupon securities and their face value is considered to be income to the Fund each year, even though the Fund will not in each year receive cash interest payments from these securities.

The Fund must distribute substantially all of its net investment income each year, including the imputed income from its zero coupon investments. As with all funds distributing taxable income, tax-paying investors in the Fund will be subject to income taxes whether they elect to take cash distributions or have them reinvested.

Tax-deferred investments such as IRAs, Keogh plans, 403(b) plans or 401(k) plans currently do not pay federal income taxes.

----------------------------------------
 Specialized investment techniques
----------------------------------------

When-issued securities

The Fund may purchase securities on a when-issued or forward delivery basis, for payment and delivery at a later date. The price and yield are generally fixed on the date of commitment to purchase. During the period between purchase and settlement, no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.

Repurchase agreements

As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase them at a specified time and price.

Illiquid securities

The Fund may invest in securities for which there is not an active trading market, or which have resale restrictions. These types of securities generally offer a higher return than more readily marketable securities, but carry the risk that the Fund may not be able to dispose of them at an advantageous time or price.

Risk factors

The Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time.

Price variability. Because they do not pay interest until maturity, zero coupon securities tend to be subject to greater interim fluctuation of market value in response to changes in interest rates than interest-paying securities of similar maturities.

Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities.


Illiquid securities. The absence of a trading market can make it difficult to ascertain a



--
8
market value for these investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.


----------------------------------------
 Distribution and performance
 information
----------------------------------------

Dividends and capital gains distributions

The Fund intends to distribute dividends from its net investment income and net realized capital gains, if any, resulting from Fund investment activity in November or December to prevent application of a federal excise tax. An additional distribution may be made within three months of the Fund's fiscal year end, if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.

Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable to individual shareholders at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), regardless of the length of time shareholders have owned shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income.

The Fund sends detailed tax information about the amount and type of its distributions to its shareholders by January 31 of the following year.

Performance information

From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. The "SEC yield" of the Fund is an annualized expression of the net income generated by the Fund over a specified 30-day (one month) period, as a percentage of the Fund's share price on the last day of that period. This yield is calculated according to methods required by the Securities and Exchange Commission (the "SEC"), and therefore may not equate to the level of income paid to shareholders. The "effective yield" of the Fund is expressed similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested and will reflect the effects of compounding. "Total return" is the change in value of an investment in the Fund for a specified period. The "average annual total return" of the Fund is the average annual compound rate of return of an investment in the Fund assuming the investment has been held for one, five and ten years as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in the Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Fund. Performance will vary based upon, among other things, changes in market conditions and the level of the Fund's expenses.

 Fund organization

Scudder Zero Coupon 2000 Fund is a diversified series of Scudder Funds Trust (the "Trust"), an open-end management investment company, registered under the Investment Company Act of


                                                                              --

1940 (the "1940 Act"). The Trust was organized as a Massachusetts business trust in July 1981 and changed its name from Scudder Target Fund to its current name effective July 3, 1989.

The Fund's activities are supervised by the Trust's Board of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Fund is not required to and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment advisory contract. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.


Investment adviser

The Fund retains the investment management firm of Scudder Kemper Investments, Inc., a Delaware corporation formerly known as Scudder, Stevens & Clark, Inc., to manage the Fund's daily investment and business affairs subject to the policies established by the Board of Trustees. The Trustees have overall responsibility for the management of the Fund under Massachusetts law.

Scudder, Stevens & Clark, Inc. ("Scudder"), and Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, have formed a new global investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc. and Scudder has changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owns approximately 70% of the Adviser, with the balance owned by the Adviser's officers and employees.

The Adviser receives an investment management fee for these services equal to 0.60% of the average daily net assets of the Fund, payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. The Adviser has agreed to waive all or a portion of its management fee until ___________, _____, and to take other action, to the extent necessary, to maintain the annualized expenses of the Fund at not more than 1% of average daily net assets.

For the fiscal year ended December 31, 1997, the Adviser received an investment management fee of _____% of the Fund's average daily net assets on an annual basis.

All of the Fund's expenses are paid out of gross investment income, if any, or from the Fund's assets. Shareholders pay no direct charges or fees for investment or administrative services.

Scudder Kemper Investments, Inc. is located at 345 Park Avenue, New York, New York.


Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Fund.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.

Custodian

State Street Bank and Trust Company is the Fund's custodian.


--
10

----------------------------------------
 Transaction information
----------------------------------------

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Fund's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number.

Contact your bank to arrange a wire transfer to:

      The Scudder Funds
      State Street Bank and Trust Company
      Boston, MA 02101
      ABA Number 011000028
      DDA Account 9903-5552

Your wire instructions must also include:

-- the name of the fund in which the money is to be invested, -- the account number of the fund, and -- the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.

By telephone order. Existing shareholders may purchase shares at a certain day's price by calling 1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. You must include with your payment the order number given at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. If payment by check or wire is not received within three business days, the order is subject to cancelation and the shareholder will be responsible for any loss to the Fund resulting from this cancelation. Telephone orders are not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.


By "QuickBuy." If you elected "QuickBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases may not be for more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "QuickBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.



                                                                              --

If you purchase shares by "QuickBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "QuickBuy" transactions are not available for most retirement plan accounts. However, "QuickBuy" transactions are available for Scudder IRA accounts.


By exchange. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

By exchange. The Fund may be exchanged for shares of other funds in the Scudder Family of Funds unless otherwise determined by the Board of Trustees. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redeeming shares

The Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you provided your banking information on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not include your banking information on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.


By "QuickSell." If you elected "QuickSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the



--
12
net asset value per share calculated at the close of trading on the day of your call. "QuickSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"QuickSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.


Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding.

Processing time

All purchase and redemption requests must be received in good order by the Fund's transfer agent. Those requests received by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of regular trading that day.

Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Fund will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The Fund and Scudder Investor Services, Inc. each reserves the right to reject purchases of Fund shares (including exchanges) for any reason including when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Fund's share price appears evident.


                                                                              --

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

Minimum balances

Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Trustees. Scudder retirement plans and certain other accounts have similar or lower minimum share balance requirements.

A shareholder may open an account with at least $1,000, if an automatic investment plan of $100/month is established. Shareholders who maintain a non-fiduciary account balance of less than $2,500 in the Fund, without establishing an automatic investment plan, will be assessed an annual $10.00 per fund charge with the fee to be paid to the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation. Please refer to "Exchanges and Redemptions--Other Information" in the Fund's Statement of Additional Information for more information.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

----------------------------------------
 Shareholder benefits
----------------------------------------


Experienced professional management

Scudder Kemper Investments, Inc., one of the nation's most experienced investment management firms, actively manages your fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.


A team approach to investing

Scudder Zero Coupon 2000 Fund is managed by a team of investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders, and other investment specialists who work in offices across the United States and


--
14
abroad. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging its extensive resources.

Lead Portfolio Manager Ruth Heisler has responsibility for overseeing the Fund's day-to-day operations and for implementing the Fund's investment strategies. Ms. Heisler has been in charge of the Fund's security selection since 1988 and has been involved with bond research and investing at Scudder since 1953. Renee L. Ross, Portfolio Manager, assists Ms. Heisler with trading bonds for the Fund's portfolio. Ms. Ross, who has over 10 years' experience as a portfolio manager, joined the team in 1986, and has worked at Scudder since 1981. Stephen A. Wohler, Portfolio Manager, joined the team in 1994 and is also responsible for implementing the Fund's strategy. Mr. Wohler has over 18 years' experience managing fixed-income investments and has been with Scudder since 1979.

SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. (The exchange privilege may not be available for certain Scudder funds or classes thereof. For more information, please call 1-800-225-5163.) Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Personal Counsel(SM) -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder Kemper Investments, Inc., combines the benefits of a customized portfolio of pure no-load Scudder Funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1% or less of assets (with a $1,000 minimum). In addition, it draws upon the Adviser's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You will receive a detailed statement summarizing account activity, including dividend and capital gain reinvestment, purchases and redemptions. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant



                                                                              --
information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Investor Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Investor Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.



--
16

---------------------------------------
 Purchases
---------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
Opening             Minimum initial investment: $2,500; IRAs $1,000
an account          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                    See appropriate plan literature.

Make checks         o  By Mail              Send your completed and signed application and check
payable to "The
Scudder Funds."                                 by regular mail to:    or       by express, registered,
                                                                                or certified mail to:

                                                The Scudder Funds               The Scudder Funds
                                                P.O. Box 2291                   66 Brooks Drive
                                                Boston, MA                      Braintree, MA 02184
                                                02107-2291

                    o  By Wire              Please see Transaction information--Purchasing shares--
                                            By wire for details, including the ABA wire transfer number.
                                            Then call 1-800-225-5163 for instructions.

                    o  In Person            Visit one of our Investor Centers to complete your application with the help of a Scudder representative. Investor Center locations are listed under Shareholder benefits.

------------------------------------------------------------------------------------------------------------------------------------
Purchasing          Minimum additional investment: $100; IRAs $50
additional          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
shares              See appropriate plan literature.

Make checks         o By Mail               Send a check with a Scudder investment slip, or with a
payable to "The                             instruction including your account number and the
Scudder Funds."                             complete Fund name, to the appropriate address listed above.

                    o By Wire               Please see Transaction information--Purchasing shares--
                                            By wire for details, including the ABA wire transfer number.

                    o In Person             Visit one of our Investor Centers to make an additional
                                            investment in your Scudder fund account. Investor Center
                                            locations are listed under Shareholder benefits.

                    o By Telephone          Please see Transaction information--Purchasing shares--
                                            By QuickBuy or By telephone order for more details.

                    o By Automatic          You may arrange to make investments on aregular basis regular basis
                      Investment Plan       through automatic deductions from your bank checking
                      ($50 minimum)         account. Please call 1-800-225-5163 for more information and an enrollment form.
------------------------------------------------------------------------------------------------------------------------



                                                                              --

---------------------------------------
 Exchanges and redemptions
---------------------------------------


------------------------------------------------------------------------------------------------------------------------
Exchanging        Minimum investments:  $2,500 to establish a new account;
shares                                  $100 to exchange among existing accounts

                  o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                     8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                     Information Line, call 1-800-343-2890 (24 hours a day).

                  o By Mail          Print or type your instructions and include:
                    or Fax             -   the name of the Fund and the account number you are exchanging from;
                                       -   your name(s) and address as they appear on your account;
                                       -   the dollar amount or number of shares you wish to exchange;
                                       -   the name of the Fund you are exchanging into;
                                       -   your signature(s) as it appears on your account; and
                                       -   a daytime telephone number.

                                     Send your instructions

                                     by regular mail to:      or   by express, registered,   or   by fax to:
                                                                   or certified mail to:

                                     The Scudder Funds             The Sudder Funds              1-800-821-6234
                                     P.O. Box 2291                 66 Brooks Drive
                                     Boston, MA 02107-2291         Braintree, MA 02184
------------------------------------------------------------------------------------------------------------------------
Redeeming shares  o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                     8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                     Information Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $100,000 sent to your address of record.

                  o By Mail          Send your instructions for redemption to the appropriate address or fax number
                    or Fax           above and include:
                                       - the name of the Fund and account number you are redeeming from;
                                       - your name(s) and address as they appear on your account;
                                       - the dollar amount or number of shares you wish to redeem;
                                       - your signature(s) as it appears on your account; and
                                       - a daytime telephone number.

                                     A signature guarantee is required for redemptions over $100,000.
                                     See Transaction information--Redeeming shares.

                  o By Automatic     You may arrange to receive automatic cash payments periodically.
                    Withdrawal       Call  1-800-225-5163 for more information and an enrollment form.
                    Plan
------------------------------------------------------------------------------------------------------------------------



--
18

----------------------------------------
 Scudder tax-advantaged
 retirement plans
----------------------------------------


Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of up to $2,000 per person for anyone with earned income (up to $2,000 per individual for married couples filing jointly, even if only one spouse has earned income). Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax-deferred basis. The Scudder No-Fee IRA charges you no annual custodial fee.

o Scudder Roth No-Fee IRAs. Similar to the traditional IRA in many respects, these retirement plans provide a unique opportunity for qualifying individuals to accumulate investment earnings tax free. Unlike a traditional IRA, with a Roth IRA, if you meet the distribution requirements, you can withdraw your money without paying any taxes on the earnings. No tax deduction is allowed for contributions to a Roth IRA. The Scudder Roth IRA charges you no annual custodial fee.

o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans.

o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation. The Scudder SEP-IRA charges you no annual custodial fee.

o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA and most Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.



                                                                              --

----------------------------------------
 Trustees and Officers
----------------------------------------

Daniel Pierce*
   President and Trustee

Sheryle J. Bolton
   Trustee; Consultant

Thomas J. Devine
   Trustee; Consultant

Peter B. Freeman
   Trustee; Corporate Director and Trustee

Dr. Wilson Nolen
   Trustee; Consultant

Kathryn L. Quirk*
   Trustee, Vice President and Assistant
   Secretary

Jerard K. Hartman*
   Vice President

John R. Hebble*
   Assistant Treasurer

Thomas W. Joseph*
   Vice President

Thomas M. Poor*
   Vice President

Thomas F. McDonough*
   Vice President, Secretary and
   Assistant Treasurer

Caroline Pearson*
   Assistant Secretary

*Scudder Kemper Investments, Inc.



--
20

----------------------------------------
 Investment products and services
----------------------------------------

The Scudder Family of Funds+++
--------------------------------------------------------------------------------

Money Market

  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series--
   Premium  Shares*
   Managed Shares*
  Scudder Government Money Market Series--Managed Shares*

Tax Free Money Market+
  Scudder Tax Free Money Fund
  Scudder Tax Free  Money Market Series--Managed  Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited
   Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund
  Scudder Real Estate Investment Fund

U.S. Growth
  Value
   Scudder Large Company Value  Fund
   Scudder Value Fund
   Scudder Small Company Value Fund
   Scudder Micro Cap Fund
  Growth
   Scudder Classic Growth Fund
   Scudder Large Company Growth Fund
   Scudder Development Fund
   Scudder 21st Century Growth Fund

Global Growth
  Worldwide
   Scudder Global Fund
   Scudder International Growth and Income Fund
   Scudder International Fund
   Scudder Global Discovery Fund
   Scudder Emerging Markets Growth Fund
   Scudder Gold Fund

  Regional
   Scudder Greater Europe Growth Fund
   Scudder Pacific Opportunities Fund
   Scudder Latin America Fund
   The Japan Fund, Inc.

Industry Sector Funds
  Choice Series
   Scudder Financial Services Fund
   Scudder Health Care Fund
   Scudder Technology Fund

Retirement Programs and Education Accounts
--------------------------------------------------------------------------------

Retirement Programs
  Traditional IRA
  Roth IRA
  SEP-IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan **+++ +++
   (a variable annuity)

Education Accounts
  Education IRA
  UGMA/UTMA

Closed-End Funds#
--------------------------------------------------------------------------------

  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

      For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds or classes thereof may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various foreign stock exchanges.



                                                                              --

----------------------------------------
 How to contact Scudder
----------------------------------------

Account Service and Information:

      For existing account service and transactions
            Scudder Investor Relations -- 1-800-225-5163

      For 24 hour account information, fund information, exchanges, and an overview of all the services available to you
            Scudder Electronic Account Services -- http://funds.scudder.com

      For personalized information about your Scudder accounts, exchanges and redemptions
            Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

      For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions
            Scudder Investor Relations -- 1-800-225-2470
                                          Investor.Relations@scudder.com
            Scudder's World Wide Web Site -- http://funds.scudder.com
      For establishing 401(k) and 403(b) plans
            Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:

      To receive information about this discount brokerage service and to obtain an application
            Scudder Brokerage Services* -- 1-800-700-0820

Personal Counsel(SM) -- A Managed Fund Portfolio Program:

      To receive information about this mutual fund portfolio guidance and management program
            Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:
            The Scudder Funds
            P.O. Box 2291
            Boston, Massachusetts
            02107-2291

Or Stop by a Scudder Investor Center:
      Many shareholders enjoy the personal, one-on-one service of the Scudder Investor Centers. Check for an Investor Center near you--they can be found in the following cities:

             Boca Raton       Chicago        San Francisco
             Boston           New York

Scudder Investor Relations and Scudder Investor Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061--Member NASD/SIPC.

                          SCUDDER SHORT TERM BOND FUND

          A Pure No-Load(TM) (No Sales Charge) Diversified Mutual Fund
              Series Which Seeks to Provide a High Level of Income
                   Consistent With a High Degree of Principal
                    Stability By Investing Primarily in High
                            Quality, Short-Term Bonds

                                       and

                          SCUDDER ZERO COUPON 2000 FUND

    A Pure No-Load(TM) (No Sales Charge) High-Quality Diversified Mutual Fund
       Series Designed For Investors Who Seek as High an Investment Return
           Over a Selected Period as is Consistent With Investment in
      U.S. Government Securities and the Minimization of Reinvestment Risk






--------------------------------------------------------------------------------



                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 1998



--------------------------------------------------------------------------------


         This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectuses of Scudder Short Term Bond Fund and Scudder Zero Coupon 2000 Fund each dated May 1, 1998, as amended from time to time, copies of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.


                                                   TABLE OF CONTENTS


THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES.........................................................................1
         Master/feeder structure......................................................................................1
         Investment Objective and Policies of Short Term Bond Fund....................................................1
         High Quality Securities......................................................................................2
         Investment Objective and Policies of Zero Coupon 2000 Fund...................................................3
         Management of Reinvestment Risk and Anticipated Growth of Zero Coupon 2000 Fund..............................4
         Liquidation and Distribution of Assets in Target Year of Zero Coupon 2000 Fund...............................5
         Management Strategies and Portfolio Turnover of Zero Coupon 2000 Fund........................................5
         Specialized Investment Techniques............................................................................6
         Investment Restrictions.....................................................................................20

PURCHASES............................................................................................................21
         Additional Information About Opening An Account.............................................................21
         Additional Information About Making Subsequent Investments..................................................21
         Additional Information About Making Subsequent Investments by QuickBuy......................................22
         Checks......................................................................................................22
         Wire Transfer of Federal Funds..............................................................................22
         Share Price.................................................................................................23
         Share Certificates..........................................................................................23
         Other Information...........................................................................................23

EXCHANGES AND REDEMPTIONS............................................................................................24
         Exchanges...................................................................................................24
         Redemption by Telephone.....................................................................................25
         Redemption By QuickSell.....................................................................................25
         Redemption by Mail or Fax...................................................................................26
         Redemption by "Write-A-Check"...............................................................................26
         Other Information...........................................................................................26

FEATURES AND SERVICES OFFERED BY THE FUNDS...........................................................................27
         The Pure No-Load(TM) Concept................................................................................27
         Dividend and Capital Gain Distribution Options..............................................................29
         Diversification.............................................................................................29
         Scudder Investor Centers....................................................................................29
         Reports to Shareholders.....................................................................................29
         Transaction Summaries.......................................................................................29


THE SCUDDER FAMILY OF FUNDS..........................................................................................30


SPECIAL PLAN ACCOUNTS................................................................................................34
         Scudder Retirement Plans:  Profit-Sharing and Money Purchase Pension Plans for
              Corporations and Self-Employed Individuals.............................................................35
         Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals.........35
         Scudder IRA:  Individual Retirement Account.................................................................35
         Scudder Roth IRA:  Individual Retirement Account............................................................36
         Scudder 403(b) Plan.........................................................................................36
         Automatic Withdrawal Plan...................................................................................36
         Group or Salary Deduction Plan..............................................................................37
         Automatic Investment Plan...................................................................................37
         Uniform Transfers/Gifts to Minors Act.......................................................................37

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS............................................................................38

PERFORMANCE INFORMATION..............................................................................................38
         Average Annual Total Return.................................................................................38
         Cumulative Total Return.....................................................................................39
         Total Return................................................................................................40
         SEC Yields..................................................................................................40
         Comparison of Fund Performance..............................................................................40


                                                              i


ORGANIZATION OF THE FUNDS............................................................................................43

INVESTMENT ADVISER...................................................................................................45
         Personal Investments by Employees of the Adviser............................................................47

TRUSTEES AND OFFICERS................................................................................................48

REMUNERATION.........................................................................................................49
         Responsibilities of the Board--Board and Committee Meetings.................................................49
         Compensation of Officers and Trustees.......................................................................50

DISTRIBUTOR..........................................................................................................51

TAXES    ............................................................................................................51

PORTFOLIO TRANSACTIONS...............................................................................................55
         Brokerage Commissions.......................................................................................55
         Portfolio Turnover..........................................................................................56

NET ASSET VALUE......................................................................................................56

ADDITIONAL INFORMATION...............................................................................................57
         Experts.....................................................................................................57
         Shareholder Indemnification.................................................................................57
         Other Information...........................................................................................58

FINANCIAL STATEMENTS.................................................................................................59

RATINGS OF CORPORATE BONDS...........................................................................................59

GLOSSARY.............................................................................................................60


                  THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES

            (See "Investment objective and policies" and "Additional
                information about policies and investments" in a
                               Fund's prospectus.)

         Scudder Funds Trust, a Massachusetts business trust of which Scudder Short Term Bond Fund ("Short Term Bond Fund") and Scudder Zero Coupon 2000 Fund ("Zero Coupon 2000 Fund") are series, is referred to herein as the "Trust." Each Fund is a pure no-load(TM), open-end management investment company which continuously offers and redeems its shares at net asset value. Each Fund is a company of the type commonly known as a mutual fund. Short Term Bond Fund and Zero Coupon 2000 Fund are both diversified series of the Trust. These series are sometimes referred to individually as a "Fund" and jointly as the "Funds."

         Because of each Fund's investment considerations discussed herein and their investment policies, investment in shares of a Fund is not intended to provide a complete investment program for an investor. The value of each Fund's shares when sold may be higher or lower than when purchased.

         The following objectives and policies, except as otherwise stated, are not fundamental and may be changed without a shareholder vote. There can be no assurance that either Fund will achieve its investment objective.


Master/feeder structure

         The Board of Trustees has the discretion to retain the current distribution arrangement for the Fund while investing in a master fund in a master/feeder structure as described below.

         A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.


Investment Objective and Policies of Short Term Bond Fund

         Short Term Bond Fund seeks to provide a high level of income consistent with a high degree of principal stability by investing primarily in high quality, short-term bonds. The dollar-weighted average effective maturity of the Fund's portfolio may not exceed three years. Within this limitation, the Fund may purchase individual securities with remaining stated maturities greater than three years.

         The Fund invests at least 65% of its net assets in a managed portfolio of bonds consisting of:

          o U.S. Government securities, including bonds, notes and bills issued by the U.S. Treasury, and securities issued by agencies and instrumentalities of the U.S. Government;

          o    Corporate debt securities, such as bonds, notes and debentures;

          o    Mortgage-backed securities; and

          o    Other asset-backed securities.

         Other eligible investments for the Fund are as follows:

          o Money market instruments which are comprised of commercial paper, bank obligations (i.e., certificates of deposit and bankers' acceptances) and repurchase agreements;

          o    Privately placed obligations  (including restricted  securities);
               and

          o    Foreign   securities,   including   non-U.S.   dollar-denominated
               securities and U.S. dollar-denominated debt securities issued by foreign issuers and foreign branches of U.S. banks.

         In addition, the Fund may purchase indexed securities, zero coupon securities, securities on a when-issued or forward delivery basis and may engage in dollar roll transactions and strategic transactions. See "Specialized Investment Techniques" and "Investment Restrictions" for more information.

         To meet its objective, the Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), actively manages the Fund's portfolio. Investment decisions are based on general economic and financial trends, such as domestic and international economic developments, the outlook for the securities markets, the level of interest rates and inflation, the supply and demand of debt securities, and other factors. The composition of the Fund's portfolio is also determined by individual security analysis. The Adviser's team of experienced credit analysts actively monitors the credit quality of the investments of the Fund.

         The net asset value of the Fund is expected to fluctuate with changes in interest rates and bond market conditions, although this fluctuation should be more moderate than that of a fund with a longer average maturity. The Adviser, however, will attempt to reduce principal fluctuation through, among other things, diversification, credit analysis and security selection, and adjustment of the Fund's average portfolio maturity. The Fund's share price tends to rise as interest rates decline and decline as interest rates rise. In periods of rising interest rates and falling bond prices, the Adviser may shorten the Fund's average maturity to minimize the effect of declining bond values on the Fund's net asset value. Conversely, during times of falling rates and rising prices, a longer dollar-weighted average maturity of up to three years may be sought. When the Adviser believes economic or other conditions warrant, for temporary defensive purposes the Fund may invest more than 35% of its assets in money market instruments. It is impossible to accurately predict for how long such alternative strategies will be utilized.


         The Fund's securities generally offer less current yield than securities of lower quality (rated below BBB/Baa) or longer maturity, but lower-quality securities generally have less liquidity, and both tend to have greater credit and market risk, and consequently more price volatility.


         It is against the Fund's policy to make changes in the portfolio for short-term trading purposes. However, the Fund may take advantage of opportunities provided by temporary dislocations in the market to maintain principal stability or enhance income.

High Quality Securities


         The Fund emphasizes high quality investments. At least 65% of the Fund's net assets will be invested in (1) obligations of the U.S. Government, its agencies or instrumentalities, and (2) debt securities rated, at the time of purchase, in one of the two highest ratings categories of Standard & Poor's Corporation ("S&P") (AAA or AA) or Moody's Investors Service, Inc. ("Moody's") (Aaa or Aa) or, if not rated, judged to be of comparable quality by the Adviser. In addition, the Fund will not invest in any debt security rated at the time of purchase lower than BBB by S&P or Baa by Moody's, or of equivalent quality as determined by the Adviser. Should the rating of a portfolio security be downgraded after being purchased by the Fund, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of the security.


         The U.S. Government securities in which the Fund may invest include (1) securities issued and backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills, notes and bonds; (2) securities, including mortgage-backed securities, issued by an agency or instrumentality of the U.S. Government, including those backed by the full faith and credit of the U.S. Government, such as securities of the Export-Import Bank of the United States, the General Services Administration and the Government National Mortgage Association, and those issued by agencies and instrumentalities, such as Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation which, while neither direct obligations of nor guaranteed by the U.S. Government, are backed by the credit of the issuer itself and may be supported as well by the issuer's right to borrow from the U.S. Treasury; and (3) securities of the U.S. Government, its agencies or instrumentalities on a when-issued or forward delivery basis. In addition, the Fund may invest in repurchase agreements with respect to U.S. Government securities.

Investment Objective and Policies of Zero Coupon 2000 Fund

         Scudder Zero Coupon 2000 Fund seeks to provide as high an investment return over a selected period as is consistent with investment in U.S. Government securities and the minimization of reinvestment risk. The Fund invests primarily in zero coupon securities and the Fund matures on a specified target date.

         By  pursuing  its  objective,  the Fund seeks to return to  investors a reasonably assured targeted dollar amount, predictable at the time of investment, on a specific target date in the future. As with any investment, however, there can be no assurance that the Fund's objective or the targeted amount will be met.

         In order to obtain the predicted return, investors should plan to hold shares of the Fund until maturity and elect automatic reinvestment of dividends and distributions. Since the Fund will be primarily invested in zero coupon securities, investors who hold shares to maturity and reinvest dividends and distributions will receive a return consisting primarily of the accretion of discount on the underlying securities in the Fund. Of course, investors may redeem their shares on any business day at the daily net asset value. However, the net asset value of the Fund's shares increases or decreases with changes in the market value of the Fund's investments which tends to vary inversely with changes in prevailing interest rates. A shareholder who redeems prior to maturity may receive a significantly different investment return than was anticipated at the time of purchase.

         The Fund matures on the third Friday of December 2000 (the "Target Date"). At that time, the Fund will be converted to cash and distributed to shareholders or reinvested in another fund of their choice. The maturity date may coincide with known financial needs in the future, such as a car purchase, children's college education, the purchase of a home, or retirement.

         Zero coupon securities, including U.S. Government securities and privately stripped coupons on and receipts for U.S. Government securities, pay no cash income but are issued at substantial discounts from their value at maturity. When held to maturity, their entire return, which consists of the accretion of discount, comes from the difference between their issue price and their maturity value. This difference is known at the time of purchase, so investors holding zero coupon securities until maturity know the amount of their investment return at the time of their investment.

         A portion of the total realized return from conventional interest-paying bonds comes from the reinvestment of periodic interest. Since the rate to be earned on these reinvestments may be higher or lower than the rate quoted on the interest-paying bonds at the time of the original purchase, the investment's total return is uncertain even for investors holding the security to its maturity. This uncertainty is commonly referred to as reinvestment risk and can have a significant impact on total realized investment return. With zero coupon securities, however, there are no cash distributions to reinvest, so investors bear no reinvestment risk if they hold the zero coupon security to maturity.

         The Fund is designed for investors seeking returns available on U.S. Government securities and reasonable assurance that a specific targeted dollar amount, predictable at the time of their investment, will be paid to them on a specific target date in the future.

         Dividends and distributions will be automatically reinvested in additional shares (unless investors make a specific written election to take them in cash) because without such reinvestment investors are not likely to receive their targeted dollar amount on maturity. Investors should also plan to hold shares in this Fund until maturity because these shares are likely to have substantially more price volatility than shares of funds investing in traditional fixed-income investments.

         At least 80% of the net assets of the Fund will be invested in zero coupon securities. These include U.S. Treasury notes and bonds which have no coupons and are not entitled to income, U.S. Treasury bills, individual interest coupons which trade separately, and evidences of receipt of such securities. At least 50% of the net assets of the Fund will be invested in zero coupon securities maturing within two years of the Fund's target date. Up to 20% may be invested in interest-paying U.S. Treasury notes and bonds, and in repurchase agreements with respect to such securities. These interest-paying securities provide income for expenses, redemption payments, and cash dividends of the Fund.

         The average duration of the Fund will be maintained within 12 months of the Fund's target date. Duration is a measure of the length of an investment which takes into account, through present value analysis, the timing and amount of any interest payments as well as the amount of the principal repayment. Duration is commonly used by professional investment managers to help identify and control reinvestment risk. Since the Fund will not be invested entirely in securities maturing on the target date, there will be some reinvestment risk. By balancing investments with slightly longer and shorter durations, the Adviser believes it can maintain the Fund's average duration within 12 months of the Fund's target date and thereby reduce its reinvestment risk.

Management of Reinvestment Risk and Anticipated Growth of Zero Coupon 2000 Fund

         Reinvestment risk arises from the uncertainty as to the total return which will be realized from conventional interest-paying bonds due to the fact that periodic interest (cash) will be reinvested in the future at interest rates unknown at the time of the original purchase. With zero coupon securities, however, there are no cash distributions to reinvest, so investors bear no reinvestment risk if they hold a zero coupon security to maturity.

         For an investor who makes a direct investment in a zero coupon security (not in a zero coupon fund) and holds it to its maturity, the return or yield to maturity is certain--regardless of whether interim reinvestment rates rise or fall. (See table below.)


                                                                   Total Ending Value1 on a $1,000
                                                                   Investment (Realized Yield)
                    Initial                                        If reinvestment rates are2 :
                    Coupon            Yield to
(Interest)          Maturity          Maturity           6%         8%         10%        12%        14%

10%                 10 years          10%              $2345      $2490      $2655      $2841      $3052
                                                       (8.7%)     (9.3%)     (10%)      (10.7%)    (11.5%)

0%                  10 years          10%              $2655      $2655      $2655      $2655      $2655
                                                       (10%)      (10%)      (10%)      (10%)      (10%)

         Due to the nature of zero coupon securities, which comprise 80% or more of the investments of the Fund, the reinvestment risk accompanying this Fund is less than would be the case if this Fund were entirely invested in interest
(cash)-paying securities. Furthermore, the Fund's Adviser believes it can reduce reinvestment risk by maintaining the Fund's average duration within twelve months of the Fund's Target Date.

         When held to maturity, an investor's investment return in the Fund will consist primarily of the accretion of discount on the underlying securities in the Fund (the difference between their issue price and their maturity value) and will be realized on the specified Target Date. The anticipated growth rate for the Fund is the annualized rate of growth investors may expect from the time they purchase the Fund's shares until the Fund's Target Date. The Fund will calculate its anticipated growth rate on each business day. Such a rate will vary from day to day because of changes in interest rates and other factors affecting the value of the Fund's investments, and is based on certain assumptions such as reinvestment of dividends and distributions, a constant expense ratio and portfolio composition. Furthermore, changes in the price among securities with different maturities and shareholder redemptions can affect investment return, as can the skill of the Adviser in managing the Fund.

--------
1    See "Glossary."
2 These results assume semiannual compounding. For illustration purposes only, the table above assumed these reinvestment rates would remain constant over the life of the bond. The actual reinvestment rates, and total returns of coupon-paying bonds, will vary with changing market conditions.

Liquidation and Distribution of Assets in Target Year of Zero Coupon 2000 Fund

         As securities in the Fund mature or are sold throughout the Target Year, the proceeds will be invested in eligible money market instruments. By December of that year, substantially all of the assets of the Fund will consist of such eligible money-market instruments and other then-maturing securities. These instruments will be sold or allowed to mature, the liabilities of the Fund will be discharged or provision made therefore, and the net assets will be distributed pro rata to shareholders or reinvested at their direction. The estimated expenses of terminating and liquidating the Fund will be accrued ratably over its Target Year. These expenses, which are charged to income as are all expenses, are not expected to exceed significantly the ordinary annual expenses incurred by the Fund, and, therefore, should have no effect on the maturity value of the Fund.

         If a shareholder does not complete an election form directing what should be done with the liquidation proceeds, a check for the proceeds will be mailed to the shareholder's address of record in complete discharge of the Fund's obligation to the shareholder. In no event, however, will liquidation proceeds be distributed unless all share certificates, if any, have been returned to, or other arrangements have been made which are satisfactory to, the Trust or its transfer agent, Scudder Service Corporation (the "Transfer Agent"). Retirement plan participants who do not choose an option will receive their distribution as a reinvestment into Scudder U.S. Treasury Money Fund. All distributions in liquidation will be made subject to compliance with any applicable regulatory positions.

         The practice of declaring and paying dividends annually (see "DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS") may be changed, and dividend declarations and payments may be withheld during the Maturity Year immediately preceding the final distribution of the assets of the Fund, and the amounts so withheld distributed in liquidation if the Trustees determine that it would be in the best interest of the Fund's shareholders to do so.

Management Strategies and Portfolio Turnover of Zero Coupon 2000 Fund

         In pursuit of its investment objectives, the Fund purchases obligations that it believes are attractive and competitive values in terms of quality, yield and relationship of current price to maturity value. However, recognizing the dynamics of bond prices in response to changes in general economic conditions, fiscal and monetary policies, interest levels and market forces such as supply and demand for various bond issues, the Adviser, subject to the Trustees' review, manages the Fund, attempting to achieve as high an investment return over selected periods as is consistent with investment in U.S. Government securities and with the minimization of reinvestment risk. The primary strategies employed in the management of the Fund are:

         Emphasis on Quality. The Fund is a high quality portfolio of zero coupon securities, which include U.S. Treasury notes and bonds which have no coupons and are not entitled to income, U.S. Treasury bills, individual interest coupons which trade separately and evidences of receipt of such securities. The ratings assigned by Moody's and S&P represent their opinions as to the quality of the securities which they undertake to rate, many of which may be purchased by the Fund. The Fund will invest in zero coupon securities, including both U.S. Government and privately stripped coupons and receipts for U.S. Government securities, which are rated AAA or AA by S&P, or Aaa or Aa by Moody's. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Furthermore, even within the high-quality segment of the bond market, relative credit standing and market perceptions thereof may shift. Therefore, the Adviser believes that it should review continuously the quality of debt obligations. The Fund's Adviser has over many years developed an experienced staff to assign its own quality ratings which are considered in making value judgments and in arriving at purchase or sale decisions. Through the discipline of this procedure the Adviser attempts to discern variations in credit rankings of the published services, and to anticipate changes in credit ranking. Should the rating of a portfolio security be downgraded after being purchased by the Fund, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of the security.
(See "RATINGS OF CORPORATE BONDS.")

         Emphasis on Relative Valuation. The interest rate (and hence price) relationships between different categories of bonds of the same or generally similar maturity tend to change constantly in reaction to broad swings in interest rates and factors affecting relative supply and demand. These temporary disparities in normal yield relationships may afford opportunities to implement a flexible policy of trading the Fund's holdings in order to invest in more attractive market sectors or specific issues.

         Market Trading Opportunities. In addition to the above, the Fund, consistent with its investment policies, may engage in short-term trading (selling securities held for brief periods of time, usually less than three months) if the Adviser believes that such transactions, net of costs, would further the attainment of the Fund's objective. The needs of different classes of lenders and borrowers and their changing preferences and circumstances have in the past caused market dislocations unrelated to fundamental creditworthiness and trends in interest rates which have presented market trading opportunities. There can be no assurance that such dislocations will occur in the future or that the Fund will be able to take advantage of them. The Fund will limit its voluntary short-term trading to the extent necessary to qualify as a "regulated investment company" under the Internal Revenue Code. (See "TAXES.")

Specialized Investment Techniques

Mortgage-Backed Securities and Mortgage Pass-Through Securities. Short Term Bond Fund may also invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations as further described below. The Fund may also invest in debt securities which are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

         A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose the Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by the Fund, the prepayment right will tend to limit to some degree the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of non-callable debt securities.

         Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

         The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Fund shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

         Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

         FHLMC is a corporate instrumentality of the U.S. Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio.

FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

         Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund may buy mortgage-related securities without insurance or guarantees, if through an examination of the loan experience and practices of the originators/servicers and poolers, the Adviser determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Collateralized Mortgage Obligations ("CMOs"). Short Term Bond Fund may invest in CMOs which are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.


         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.


         In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

FHLMC Collateralized Mortgage Obligations. Short Term Bond Fund may invest in FHLMC CMOs which are debt obligations of FHLMC issued in multiple classes having different maturity dates and are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

         If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

         Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

Other Mortgage-Backed Securities. The Adviser expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. Short Term Bond Fund will limit its purchases of mortgage-backed securities or any other assets which, in the opinion of the Adviser, are illiquid, in accordance with the nonfundamental investment restriction on securities which are not readily marketable discussed below. As new types of mortgage-related securities are developed and offered to investors, the Adviser will, consistent with the Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

Other Asset-Backed Securities. The securitization techniques used to develop mortgage-backed securities are now being applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in a structure similar to the CMO structure. Consistent with Short Term Bond Fund's investment objectives and policies, the Fund may invest in these and other types of asset-backed securities that may be developed in the future. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

         Several types of asset-backed securities have already been offered to investors, including Certificates of Automobile ReceivablesSM ("CARSSM"). CARSSM represent undivided fractional interests in a trust ("Trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the Trust. An investor's return on CARSSM may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the Trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

         Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

         The Fund may also invest in residual interests in asset-backed securities. In the case of asset-backed securities issued in a pass-through structure, the cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The residual in an asset-backed security pass-through structure represents the interest in any excess cash flow remaining after making the foregoing payments. The amount of residual cash flow resulting from a particular issue of asset-backed securities will depend on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. Asset-backed security residuals not registered under the Securities Act of 1933 (the "1933 Act") may be subject to certain restrictions on transferability. In addition, there may be no liquid market for such securities.

         The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any then existing holdings of such securities.

Convertible  Securities.   Short  Term  Bond  Fund  may  invest  in  convertible
securities, that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features.

         The convertible securities in which Short Term Bond Fund may invest are either fixed income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

Trust Preferred Securities. Short Term Bond Fund may invest in Trust Preferred Securities, which are hybrid instruments issued by a special purpose trust (the "Special Trust"), the entire equity interest of which is owned by a single issuer. The proceeds of the issuance to the Fund of Trust Preferred Securities are typically used to purchase a junior subordinated debenture, and distributions from the Special Trust are funded by the payments of principal and interest on the subordinated debenture.

         If payments on the underlying junior subordinated debentures held by the Special Trust are deferred by the debenture issuer, the debentures would be treated as original issue discount ("OID") obligations for the remainder of their term. As a result, holders of Trust Preferred Securities, such as the Fund, would be required to accrue daily for Federal income tax purposes, their share of the stated interest and the de minimis OID on the debentures (regardless of whether the Fund receives any cash distributions from the Special Trust), and the value of Trust Preferred Securities would likely be negatively affected. Interest payments on the underlying junior subordinated debentures typically may only be deferred if dividends are suspended on both common and preferred stock of the issuer. The underlying junior subordinated debentures generally rank slightly higher in terms of payment priority than both common and preferred securities of the issuer, but rank below other subordinated debentures and debt securities. Trust Preferred Securities may be subject to mandatory prepayment under certain circumstances. The market values of Trust Preferred Securities may be more volatile than those of conventional debt securities. Trust Preferred Securities may be issued in reliance on Rule 144A under the Securities Act of 1933, as amended, and, unless and until registered, are restricted securities; there can be no assurance as to the liquidity of Trust Preferred Securities and the ability of holders of Trust Preferred Securities, such as the Fund, to sell their holdings.

Zero Coupon Securities. Each Fund may invest in zero coupon securities which pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest (cash). Zero coupon securities which are convertible into common stock offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities usually follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks, as they usually are issued with maturities of 15 years or less and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

         Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal ("coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" (TIGRS(TM)) and Certificate of Accrual on Treasuries (CATS(TM)). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that, for federal tax and securities purposes, in their opinion purchasers of such certificates, such as the Fund, most likely will be deemed the beneficial holder of the underlying U.S. Government securities. The Fund understands that the staff of the Division of Investment Management of the SEC no longer considers such privately stripped obligations to be U.S. Government securities, as defined in the 1940 Act.

         The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself (see "TAXES").

Indexed Securities. Short Term Bond Fund may invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which the Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

Dollar Roll Transactions. Short Term Bond Fund may enter into "dollar roll" transactions, which consist of the sale by the Fund to a bank or broker/dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date.

         The Fund will not use such transactions for leveraging purposes and, accordingly, will segregate cash, U.S. Government securities or other high grade debt obligations in an amount sufficient to meet its purchase obligations under the transactions. The Fund will also maintain asset coverage of at least 300% for all outstanding firm commitments, dollar rolls and other borrowings.

         Dollar rolls are treated for purposes of the Investment Company Act of 1940 (the "1940 Act") as borrowings of the Fund because they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to the Fund. For example, while the Fund receives a fee as consideration for agreeing to repurchase the security, the Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the Fund, thereby effectively charging the Fund interest on its borrowing. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund's borrowing.

         The entry into dollar rolls involves potential risks of loss which are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Fund's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before the Fund is able to purchase them. Similarly, the Fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Fund, the security which the Fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that the Fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

         The Trustees of the Fund have adopted guidelines to ensure that those securities received are substantially identical to those sold. To reduce the risk of default, the Fund will engage in such transactions only with banks and broker/dealers selected pursuant to such guidelines.

Repurchase Agreements. Each Fund may enter into repurchase agreements with member banks of the Federal Reserve System or any domestic broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations a Fund may purchase or at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's or S&P.

         A repurchase agreement provides a means for a Fund to earn income on funds for periods as short as overnight. It is an arrangement under which a Fund acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Obligations subject to a repurchase agreement are held in a segregated account and the value of such obligations is kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price on repurchase. In either case, the income to a Fund is unrelated to the interest rate on the Obligation. Obligations will be held by the Funds' custodian or in the Federal Reserve Book Entry System.

         For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to a Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by a Fund or as being collateral for a loan by a Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in the price of the Obligation. If the court characterizes the transaction as a loan and a Fund has not perfected a security interest in the Obligation, a Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for a Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case a Fund may incur a loss if the proceeds to that Fund of its sale of the securities underlying the repurchase agreement to a third party are less than the repurchase price. However, if the market value (including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund will direct the seller of the Obligation to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

         Short Term Bond Fund may enter into repurchase commitments with any party deemed creditworthy by the Adviser, including foreign banks and broker/dealers, if the transaction is entered into for investment purposes and the counterparty's creditworthiness is at least equal to that of issuers of securities which the Fund may purchase. Such transactions may not provide the Fund with collateral marked-to-market during the term of the commitment.

When-Issued  Securities.   Each  Fund  may  purchase  securities  offered  on  a
"when-issued" or "forward delivery" basis. The price of such securities, which is generally expressed in yield terms, is generally fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest on the when-issued or forward delivery security accrues to a Fund. To the extent that assets of a Fund are not invested prior to the settlement of a purchase of securities, a Fund will earn no income; however, it is intended that a Fund will be fully invested to the extent practicable and subject to the policies stated above. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of when-issued or forward delivery securities may be more or less than the purchase price. Each Fund does not believe that its net asset value or income will be adversely affected by their purchase of securities on a when-issued or forward delivery basis. Each Fund will establish a segregated account for commitments for when-issued or forward delivery securities as described above. For Zero Coupon 2000 Fund, such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

Foreign Securities. Short Term Bond Fund may invest in securities of foreign issuers. Investing in foreign issuers involves certain special considerations, including those set forth below, which are not typically associated with investing in United States issuers. As foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign bond markets is less than in the United States and, at times, volatility of price can be greater than in the United States. There is generally less government supervision and regulation of brokers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Securities issued or guaranteed by foreign national governments, their agencies, instrumentalities, or political subdivisions, may or may not be supported by the full faith and credit and taxing power of the foreign government. The Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. Further, it may be more difficult for the Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect United States investments in those countries. In addition, it may be more difficult to obtain and enforce a judgment against a foreign issuer. Foreign securities may be subject to foreign government taxes which will reduce the yield on such securities. A shareholder of the Fund will not be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund.

Lending of Portfolio Securities. Short Term Bond Fund may seek to increase its income by lending portfolio securities. Such loans may be made to registered broker/dealers and are required to be secured continuously by collateral in cash, U.S. Government Securities and high grade debt obligations maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. The Fund has the right to call a loan and obtain the securities loaned on no more than five days' notice. During the existence of a loan, the Fund will continue to receive the equivalent of any distributions paid by the issuer on the securities loaned and will also receive compensation based on investment of the collateral. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans will be made only to firms deemed by the Adviser to be of good standing. The value of the securities loaned will not exceed 30% of the value of the Fund's total assets at the time any loan is made. The Fund has no current intention of making loans of portfolio securities that would amount to greater than 5% of the Fund's total assets.

Strategic Transactions and Derivatives. Short Term Bond Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of the Fund's portfolio, or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

         In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not to create leveraged exposure for the Fund.

         Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Short Term Bond Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

         A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

         With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

         The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

         OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

         Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the SEC currently takes the position that OTC options purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 10% of its assets in illiquid securities.

         If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

         The Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

         The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. Short Term Bond Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

         The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

         The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. Short Term Bond Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. Short Term Bond Fund may engage in currency transactions with Counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by the Adviser.

         The Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

         The Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

         The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Fund's securities denominated in correlated currencies. For example, if the Adviser considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), the Fund holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions in which Short Term Bond Fund may engage are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. Short Term Bond Fund may enter into multiple transactions, including multiple options transactions, multiple futures
transactions,   multiple  currency  transactions   (including  forward  currency
contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which Short Term Bond Fund may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments. Short Term Bond Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate cash or liquid assets equal to the exercise price.

         Except when the Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations or to segregate cash or liquid assets equal to the amount of the Fund's obligation.

         OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

         In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

         With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

         Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

         The Fund's activities  involving Strategic  Transactions may be limited
by  the   requirements  of  Subchapter  M  of  the  Internal  Revenue  Code  for
qualification as a regulated investment company. (See "TAXES.")

Investment Restrictions

         The following restrictions are fundamental policies and may not be changed with respect to each of the Funds without the approval of a majority of the outstanding voting securities of such Fund which, under the 1940 Act and the rules thereunder and as used in this combined Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities of such Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of such Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Fund.

         As a matter of fundamental policy, each Fund may not:


         The Fund has elected to be classified as a non-diversified series of an open-end investment company.

In addition, as a matter of fundamental policy, each Fund may not:

         (1)      borrow  money,  except as  permitted  under  the 1940 Act,  as
                  amended,   and  as   interpreted  or  modified  by  regulatory
                  authority having jurisdiction, from time to time;

         (2) issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (3) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

         (4) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

         (5) purchase physical commodities or contracts relating to physical commodities;

         (6) make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's objective and policies may be deemed to be loans; or

         (7) concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.


As a matter of nonfundamental policy, each Fund may not:


         (1) borrow money in an amount greater than 5% of its total assets, except (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Fund's registration statement which may be deemed to be borrowings;

         (2) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments,
                  (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

         (3) purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

         (4) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

         (5) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

         (6) lend portfolio securities in an amount greater than 5% of its total assets.


         For Short Term Bond Fund, restrictions with respect to repurchase agreements shall be construed to be for repurchase agreements entered into for the investment of available cash consistent with the Fund's repurchase agreement procedures, not repurchase commitments entered into for general investment purposes. In addition, for Short Term Bond Fund's policy regarding its investments in the securities of issuers having their principal business activities in the same industry, collateralized mortgage obligations and asset-backed securities are considered to be separate industries.

                                    PURCHASES

           (See "Purchases" and "Transaction information" in a Fund's prospectus.)

Additional Information About Opening An Account

         Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 of Fund shares through Scudder Investor Services, Inc. (the "Distributor") by letter, fax, TWX or telephone.

         Shareholders of other Scudder funds who have submitted an account application and have a certified taxpayer identification number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call the investor will be asked to indicate the Fund name, amount to be wired ($2,500 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the taxpayer identification or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, Boston, MA 02101, ABA Number 011000028, DDA Account Number 9903-5552. The investor must give the Scudder fund name, account name and new account number. Finally, the investor must send the completed and signed application to a Fund promptly.

         The minimum initial purchase amount is less than $2,500 under certain special plan accounts.

Additional Information About Making Subsequent Investments

         For Zero Coupon 2000 Fund, subsequent purchase orders for shares in the amount of $10,000 or more and for an amount not greater than four times the value of the shareholder's account may be placed by telephone, fax, etc., by members of the NASD, by banks, and by established shareholders (except by Scudder Individual Retirement Account (IRA), Scudder Horizon Plan, Scudder Profit Sharing and Money Purchase Pension Plans, Scudder 401(k) and Scudder 403(b) Plan holders). Orders placed in this manner may be directed to any office of the Distributor listed in the Fund's prospectus. A confirmation of the purchase will be mailed out promptly following receipt of a request to buy. Federal regulations require that payment be received within three business days. If payment is not received within that time, the order is subject to cancellation. In the event of such cancellation or cancellation at the purchaser's request, the purchaser will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the purchaser will be absorbed by the principal underwriter. Any net profit on the liquidation of unpaid shares will accrue to that Fund.

         For Short Term Bond Fund, certain financial institutions may call Scudder before the close of regular trading on the Exchange, normally 4 p.m. eastern time, and purchase shares at that day's price. Such purchased shares will begin to earn dividends on the day on which the payment is received by the Fund. If payment by check or wire is not received from the financial institution within three business days, the order is subject to cancellation and the financial institution will be responsible for any loss to the Fund resulting from this cancellation. Please call 1-800-854-8525 for more information.


Additional Information About Making Subsequent Investments by QuickBuy

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

         In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing an QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow for 15 days for this service to be available.

         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


Checks

         A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.

         If shares are purchased by a check which proves to be uncollectible, the Trust reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by the Trust or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust shall have the authority, as agent of the shareholder, to redeem shares in the shareholder's account to reimburse a Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from, or restricted, in placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds

         To purchase shares of Short Term Bond Fund and obtain the same day dividend you must have your bank forward federal funds by wire transfer and provide the required account information so as to be available to the Fund prior to twelve o'clock noon eastern time on that day. If you wish to make a purchase of $500,000 or more you should notify the Transfer Agent of such a purchase by calling 1-800-225-5163. If either the federal funds or the account information is received after twelve o'clock noon eastern time, but both the funds and the information are made available before the close of regular trading on the

Exchange (normally 4 p.m. eastern time) on any business day, shares will be purchased at net asset value determined on that day but will not receive the dividend; in such cases, dividends commence on the next business day.

         To obtain the net asset value determined as of the close of regular trading on the Exchange on a selected day for a Fund, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to a Fund prior to the close of regular trading on the Exchange (normally 4 p.m. eastern time).

         The bank sending an investor's federal funds by bank wire may charge for the service. Presently, the Distributor pays a fee for receipt by State Street Bank and Trust Company (the "Custodian") of "wired funds," but the right to charge investors for this service is reserved.

         Boston banks are closed on certain holidays although the Exchange may be open. These holidays are Martin Luther King, Jr. Day (the 3rd Monday in January), Columbus Day (the 2nd Monday in October) and Veterans Day (November
11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such federal funds on behalf of a Fund.

Share Price

         Purchases will be filled without sales charge at the net asset value next computed after receipt of the application in good order. Net asset value per share normally will be computed as of the close of regular trading on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will receive the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than a Fund, to forward the purchase order to the Fund's Transfer Agent by the close of trading on the Exchange.

Share Certificates

         Due to the desire of the Trust to afford ease of redemption, certificates will not be issued to indicate ownership in a Fund.


         The Funds have authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for the Funds' shares. Those brokers may also designate other parties to accept purchase and redemption orders on each Fund's behalf. Orders for purchase or redemption will be deemed to have been received by a Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between a Fund and the broker, ordinarily orders will be priced at that Fund's net asset value next computed after acceptance by such brokers or their authorized designees.
Further, if purchases or redemptions of a Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, also the Funds' principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of shares of a Fund at any time for any reason.


Other Information

         If purchases or redemptions of a Fund's shares are arranged and settlement is made, at an investor's election through a member of the NASD other than the Distributor, that member may, at its discretion, charge a fee for that service.

         The Board of Trustees and the Distributor each has the right to limit the amount of purchases by, and to refuse to sell to any person and each may suspend or terminate the offering of shares of a Fund at any time.

         The Tax Identification Number section of the application must be completed when opening an account. Applications and purchase orders without a certified tax identification number and certain other certified information (e.g., from exempt organizations, certification of exempt status) will be returned to the investor.

         The Trust may issue shares of each Fund at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company (or series thereof) or personal holding company, subject to the requirements of the 1940 Act.


                            EXCHANGES AND REDEMPTIONS

       (See "Exchanges and redemptions" and "Transaction information" in a
                              Fund's prospectus.)

Exchanges

         Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange may be either an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $2,500. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is different in any respect, the exchange request must be in writing and must contain an original signature guarantee as described under "Transaction information--Redeeming shares--Signature guarantees" in a Fund's prospectus.

         Exchange orders received before the close of regular trading on the Exchange on any business day will ordinarily be executed at respective net asset values determined on that day. Exchange orders received after the close of trading will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

         No commission is charged to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such exchange may be subject to backup withholding. (See "TAXES.")

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Trust employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Trust does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Trust will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Trust, the Funds and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.


         The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder funds. For more information, please call 1-800-225-5163.


         Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Redemption by Telephone

         Shareholders currently receive the right, automatically without having to elect it, to redeem by telephone up to $100,000 and have the proceeds mailed to their address of record. Shareholders may also request to have the proceeds mailed or wired to their predesignated bank account. In order to request wire redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

          (a) NEW INVESTORS wishing to establish telephone redemption to a designated bank account must complete the appropriate section on the application.

          (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit-Sharing, Scudder 401(k) and Scudder 403(b) planholders) who wish to establish telephone redemption to a designated bank account or who want to change the bank account previously designated to receive redemption payments should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

         Telephone   redemption  is  not   available   with  respect  to  shares
represented by share certificates or shares held in IRA accounts.

         If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

          Note:Investors   designating   that  a  savings  bank  receive   their
               telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their banks and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         Redemption requests by telephone (technically a repurchase by agreement between a Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared.


Redemption By QuickSell

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickSell program may sell shares of the Fund by telephone. To sell shares by QuickSell, shareholders should call before 4 p.m. eastern time. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

         In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing an QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


Redemption by Mail or Fax

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor/executrix, certificates of corporate authority and waivers of tax (required in some states when settling estates).


         It is suggested that shareholders holding shares registered in other than individual names contact the Transfer Agent prior to redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within five business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays in payment of more than seven days of payment for shares tendered for redemption may result but only until the purchase check has cleared.


         The requirements for IRA redemptions are different from those for regular accounts. For more information please call 1-800-225-5163.

Redemption by "Write-A-Check"

         All new investors and existing shareholders of Short Term Bond Fund who apply to the Custodian for checks may use them to pay any person, provided that each check is for at least $100 and not more than $5 million. By using the checks, the shareholder will receive daily dividend credit on his or her shares until the check has cleared the banking system. Investors who purchased shares by check may write checks against those shares only after they have been on Short Term Bond Fund's books for seven business days. Shareholders who use this service may also use other redemption procedures. No shareholder may write checks against certificated shares. Short Term Bond Fund pays the bank charges for this service. However, the Fund will review the cost of operation periodically and reserves the right to determine if direct charges to the persons who avail themselves of this service would be appropriate. The Trust, on behalf of Short Term Bond Fund, the Transfer Agent and the Custodian each reserves the right at any time to suspend or terminate the "Write-A-Check" procedure. Checks will be returned by the Custodian if there are insufficient shares to meet the withdrawal amount. Potential fluctuations in the per share value of Short Term Bond Fund should be considered in determining the amount of the check. An investor should not attempt to close an account by check, because the exact balance at the time the check clears will not be known when the check is written.

Other Information

         If the shareholder redeems all shares in the account after the record date of a dividend, the shareholder will receive, in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed may be more or less than a shareholder's cost depending upon the net asset value at the time the redemption is made. The Trust does not impose a redemption charge, although a wire charge may be applicable for redemption proceeds wired to an investor's bank account. Redemption of shares, including an exchange into another Scudder fund, may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such redemptions may be subject to backup withholding. (See "TAXES.")

         Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.

         The determination of net asset value, and a shareholder's right to redeem shares and to receive payment therefore may be suspended at times during which (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on said Exchange is restricted, (c) an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund fairly to determine the value of its net assets, or (d) a governmental body having jurisdiction over the Trust may by order permit such a suspension for the protection of the Trust's shareholders; provided that applicable rules and regulations of the Securities and Exchange Commission ("SEC") (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c) or
(d) exist.

         If transactions at any time reduce a shareholder's account balance to below $2,500 in value, the Trust may notify the shareholder that, unless the account balance is brought up to at least $2,500, the Trust may redeem all shares in a Fund, close the account, and send redemption proceeds to the shareholder. The shareholder has sixty days to bring the account balance up to $2,500 before any action will be taken. No transfer from an existing to a new Scudder fund account should be for less than $2,500; otherwise the new account will be redeemed as described above. (This policy applies to accounts of new shareholders, but does not apply to certain Special Plan Accounts.) The Trustees have the authority to change the minimum account size.


                   FEATURES AND SERVICES OFFERED BY THE FUNDS

              (See "Shareholder benefits" in a Fund's prospectus.)

The Pure No-Load(TM) Concept

         Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

         Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

         A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

         A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the NASD Rules of Fair Practice, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

         Because Scudder funds do not pay any asset-based sales charges or service fees, Scudder developed and trademarked the phrase pure no-load(TM) to distinguish Scudder funds from other no-load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

         The following chart shows the potential long-term advantage of investing $10,000 in a Scudder pure no-load fund over investing the same amount in a load fund that collects an 8.50% front-end load, a load fund that collects only a 0.75% 12b-1 and/or service fee, and a no-load fund charging only a 0.25% 12b-1 and/or service fee. The hypothetical figures in the chart show the value of an account assuming a constant 10% rate of return over the time periods indicated and reinvestment of dividends and distributions.



======================== ---------------------- ---------------------- ---------------------- ======================
                                Scudder                                                         No-Load Fund with
         YEARS            Pure No-Load(TM)Fund       8.50% Load Fund     Load Fund with 0.75%      0.25% 12b-1 Fee
                                    12b-1 Fee
======================== ---------------------- ---------------------- ---------------------- ======================

          10                    $25,937                $23,733                $24,222                $25,354
======================== ---------------------- ---------------------- ---------------------- ======================

          15                    41,772                 38,222                 37,698                 40,371
======================== ====================== ====================== ====================== ======================

          20                    67,275                 61,557                 58,672                 64,282
======================== ====================== ====================== ====================== ======================

         Investors are encouraged to review the fee tables on page 2 of a Fund's prospectus for more specific information about the rates at which management fees and other expenses are assessed.

Internet access

World   Wide  Web  Site  --  The   address   of  the   Scudder   Funds  site  is
http://funds.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

         The site is designed for interactivity, simplicity and maneuverability. A section entitled "Planning Resources" provides information on asset allocation, tuition, and retirement planning to users who fill out interactive "worksheets." Investors can easily establish a "Personal Page," that presents price information, updated daily, on funds they're interested in following. The "Personal Page" also offers easy navigation to other parts of the site. Fund performance data from both Scudder and Lipper Analytical Services, Inc. are available on the site. Also offered on the site is a news feature, which provides timely and topical material on the Scudder Funds.

         Scudder has communicated with shareholders and other interested parties on Prodigy since 1988 and has participated since 1994 in GALT's Networth "financial marketplace" site on the Internet. The firm made Scudder Funds information available on America Online in early 1996.

Account Access -- Scudder is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

         Scudder's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

         A Call MeTM feature enables users to speak with a Scudder Investor Relations telephone representative while viewing their account on the Web site. In order to use the Call MeTM feature, an individual must have two phone lines and enter on the screen the phone number that is not being used to connect to the Internet. They are connected to the next available Scudder Investor Relations representative from 8 a.m. to 8 p.m. eastern time.

Dividend and Capital Gain Distribution Options

         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of a Fund. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date. Shareholders may change their dividend option either by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. Please include your account number with your written request. See "How to contact Scudder" in a Fund's prospectus for the address.

         Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of the relevant Fund.

         Investors may also have dividends and distributions automatically deposited to their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after a Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.

         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Diversification

         Your  investment  represents  an  interest  in  a  large,   diversified
portfolio of carefully selected securities. Diversification may protect you against the possible risks associated with concentrating in fewer securities.


Scudder Investor Centers


         Investors may visit any of the Centers maintained by the Distributor listed in a Fund's prospectus. The Centers are designed to provide individuals with services during any business day. Investors may pick up literature or find assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of Funds, redeeming shares or opening retirement plans. Checks should not be mailed to the Centers but should be mailed to "The Scudder Funds" at the address listed under "How to Contact Scudder" in a Fund's prospectus.

Reports to Shareholders

         The Trust issues to the Funds' shareholders semiannual financial statements, audited annually by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights for each Fund.

Transaction Summaries

         Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.

                           THE SCUDDER FAMILY OF FUNDS

              (See "Investment products and services" in the Funds'
                                 prospectuses.)

         The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds. To assist investors in choosing a Scudder fund, descriptions of the Scudder funds' objectives follow.


MONEY MARKET


         Scudder U.S. Treasury Money Fund seeks to provide safety, liquidity and stability of capital and, consistent therewith, to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

         Scudder Cash Investment Trust ("SCIT") seeks to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. SCIT seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

         Scudder Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

         Scudder Government Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.


TAX FREE MONEY MARKET


         Scudder Tax Free Money Fund ("STFMF") seeks to provide income exempt from regular federal income tax and stability of principal through investments primarily in municipal securities. STFMF seeks to maintain a constant net asset value of $1.00 per share, although in extreme circumstances this may not be possible.

         Scudder Tax Free Money Market Series seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

         Scudder California Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share while providing California taxpayers income exempt from both California State personal and regular federal income taxes. The Fund is a professionally managed portfolio of high quality, short-term California municipal securities. There can be no assurance that the stable net asset value will be maintained.

         Scudder New York Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, while providing New York taxpayers income exempt from New York State and New York City personal income taxes and regular federal income tax. There can be no assurance that the stable net asset value will be maintained.


---------------

* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

TAX FREE


         Scudder Limited Term Tax Free Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability.

         Scudder Medium Term Tax Free Fund seeks to provide a high level of income free from regular federal income taxes and to limit principal fluctuation. The Fund will invest primarily in high-grade, intermediate-term bonds.

         Scudder Managed Municipal Bonds seeks to provide income exempt from regular federal income tax primarily through investments in high-grade, long-term municipal securities.


         Scudder High Yield Tax Free Fund seeks to provide a high level of interest income, exempt from regular federal income tax, from an actively managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder California Tax Free Fund* seeks to provide California taxpayers with income exempt from both California State personal income and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of California municipal securities.

         Scudder Massachusetts Limited Term Tax Free Fund* seeks to provide Massachusetts taxpayers with as high a level of income exempt from Massachusetts personal income tax and regular federal income tax, as is consistent with a high degree of price stability, through a professionally managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder Massachusetts Tax Free Fund* seeks to provide Massachusetts taxpayers with income exempt from both Massachusetts personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder New York Tax Free Fund* seeks to provide New York taxpayers with income exempt from New York State and New York City personal income taxes and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of New York municipal securities.

         Scudder Ohio Tax Free Fund* seeks to provide Ohio taxpayers with income exempt from both Ohio personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder Pennsylvania Tax Free Fund* seeks to provide Pennsylvania taxpayers with income exempt from both Pennsylvania personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.


U.S. INCOME


         Scudder Short Term Bond Fund seeks to provide a high level of income consistent with a high degree of principal stability by investing primarily in high quality short-term bonds.

         Scudder Zero Coupon 2000 Fund seeks to provide as high an investment return over a selected period as is consistent with investment in U.S. Government securities and the minimization of reinvestment risk.

         Scudder GNMA Fund seeks to provide high current income primarily from U.S. Government guaranteed mortgage-backed (Ginnie Mae) securities.

---------------

* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

         Scudder Income Fund seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds.

         Scudder High Yield Bond Fund seeks a high level of current income and, secondarily, capital appreciation through investment primarily in below investment-grade domestic debt securities.


GLOBAL INCOME


         Scudder Global Bond Fund seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund will seek capital appreciation.

         Scudder International Bond Fund seeks to provide income primarily by investing in a managed portfolio of high-grade international bonds. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

         Scudder Emerging Markets Income Fund seeks to provide high current income and, secondarily, long-term capital appreciation through investments primarily in high-yielding debt securities issued by governments and corporations in emerging markets.


ASSET ALLOCATION


         Scudder Pathway Series: Conservative Portfolio seeks primarily current income and secondarily long-term growth of capital. In pursuing these objectives, the Portfolio, under normal market conditions, will invest substantially in a select mix of Scudder bond mutual funds, but will have some exposure to Scudder equity mutual funds.

         Scudder Pathway Series: Balanced Portfolio seeks to provide investors with a balance of growth and income by investing in a select mix of Scudder money market, bond and equity mutual funds.


         Scudder Pathway Series: Growth Portfolio seeks to provide investors with long-term growth of capital. In pursuing this objective, the Portfolio will, under normal market conditions, invest predominantly in a select mix of Scudder equity mutual funds designed to provide long-term growth.


         Scudder Pathway Series: International Portfolio seeks maximum total return for investors. Total return consists of any capital appreciation plus dividend income and interest. To achieve this objective, the Portfolio invests in a select mix of established international and global Scudder funds.


U.S. GROWTH AND INCOME


         Scudder Balanced Fund seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities. The Fund also seeks long-term preservation of capital through a quality-oriented approach that is designed to reduce risk.

         Scudder Growth and Income Fund seeks long-term growth of capital, current income, and growth of income.

         Scudder S&P 500 Index Fund seeks to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index.

U.S. GROWTH

     Value

         Scudder Large Company Value Fund seeks to maximize long-term capital appreciation through a value-driven investment program.

         Scudder Value Fund seeks long-term growth of capital through investment in undervalued equity securities.

         Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.

         Scudder Micro Cap Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-capitalization ("micro-cap") common stocks.

     Growth

         Scudder Classic Growth Fund seeks to provide long-term growth of capital with reduced share price volatility compared to other growth mutual funds.

         Scudder Large Company Growth Fund seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies.

         Scudder Development Fund seeks long-term growth of capital by investing primarily in securities of small and medium-size growth companies.

         Scudder 21st Century Growth Fund seeks long-term growth of capital by investing primarily in the securities of emerging growth companies poised to be leaders in the 21st century.

SCUDDER CHOICE SERIES

         Scudder Financial Services Fund seeks long-term growth of capital primarily through investment in equity securities of financial services companies.

         Scudder Health Care Fund seeks long-term growth of capital primarily through investment in securities of companies that are engaged in the development, production or distribution of products or services related to the treatment or prevention of diseases and other medical problems.

         Scudder Technology Fund seeks long-term growth of capital primarily through investment in securities of companies engaged in the development, production or distribution of technology-related products or services.

GLOBAL GROWTH

     Worldwide

         Scudder Global Fund seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks.

         Scudder International Growth and Income Fund seeks long-term growth of capital and current income primarily from foreign equity securities.

         Scudder  International Fund seeks long-term growth of capital primarily
         through  a   diversified   portfolio  of  marketable   foreign   equity
         securities.

         Scudder Global Discovery Fund seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

         Scudder Emerging Markets Growth Fund seeks long-term growth of capital primarily through equity investment in emerging markets around the globe.

         Scudder Gold Fund seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.

     Regional

         Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies.

         Scudder Pacific Opportunities Fund seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

         Scudder  Latin  America  Fund  seeks  to  provide   long-term   capital
         appreciation through investment primarily in the securities of Latin American issuers.

         The Japan Fund, Inc. seeks long-term capital appreciation by investing primarily in equity securities (including American Depository Receipts) of Japanese companies.

         The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

         The Scudder Family of Funds offers many conveniences and services, including: active professional investment management; broad and diversified investment portfolios; pure no-load funds with no commissions to purchase or redeem shares or Rule 12b-1 distribution fees; individual attention from a service representative of Scudder Investor Relations; and easy telephone exchanges into other Scudder funds. Certain Scudder funds may not be available for purchase or exchange. For more information, please call 1-800-225-5163.


                              SPECIAL PLAN ACCOUNTS

         (See "Scudder tax-advantaged retirement plans," "Purchases--By
          Automatic Investment Plan" and "Exchanges and redemptions--By
              Automatic Withdrawal Plan" in the Fund's prospectus.)

         Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

         Shares of the Fund may also be a permitted investment under profit sharing and pension plans and IRA's other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.

         None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Scudder Retirement Plans:  Profit-Sharing and Money Purchase
Pension Plans for Corporations and Self-Employed Individuals

         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA:  Individual Retirement Account

         Shares of the Fund may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408(a) of the Internal Revenue Code.

         A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.

         An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,000 per individual for married couples if only one spouse has earned income). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

         The table below shows how much individuals would accumulate in a fully tax-deductible IRA by age 65 (before any distributions) if they contribute $2,000 at the beginning of each year, assuming average annual returns of 5, 10, and 15%. (At withdrawal, accumulations in this table will be taxable.)

                                          Value of IRA at Age 65
                              Assuming $2,000 Deductible Annual Contribution

---------------------------- ------------------------- -------------------------- -------------------------
         Starting
          Age of                                         Annual Rate of Return
                             ------------------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
---------------------------- ------------------------- -------------------------- -------------------------
            25                      $253,680                   $973,704                $4,091,908
            35                       139,522                    361,887                   999,914
            45                        69,439                    126,005                   235,620
            55                        26,414                     35,062                    46,699

         This next table shows how much individuals would accumulate in non-IRA accounts by age 65 if they start with $2,000 in pretax earned income at the beginning of each year (which is $1,380 after taxes are paid), assuming average annual returns of 5, 10 and 15%. (At withdrawal, a portion of the accumulation in this table will be taxable.)

                                      Value of a Non-IRA Account at
                               Age 65 Assuming $1,380 Annual Contributions
                             (post tax, $2,000 pretax) and a 31% Tax Bracket

---------------------------- ------------------------- -------------------------- -------------------------
         Starting
          Age of                                         Annual Rate of Return
                             ------------------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
---------------------------- ------------------------- -------------------------- -------------------------
            25                      $119,318                   $287,021                  $741,431
            35                        73,094                    136,868                   267,697
            45                        40,166                     59,821                    90,764
            55                        16,709                     20,286                    24,681



Scudder Roth IRA:  Individual Retirement Account

         Shares of the Fund(s) may be purchased as the underlying investment for an individual Retirement Account which meets the requirements of Section 408A of the Internal Revenue Code.

         A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000.

         An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. No tax deduction is allowed under Section 219 of the Internal Revenue Code for contributions to a Roth IRA. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

         All income and capital gains derived from Roth IRA investments are reinvested and compounded tax-free. Such tax-free compounding can lead to substantial retirement savings. No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one-time use) or upon death or disability. All other distributions from a Roth IRA are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: disability, excess medical expenses, the purchase of health insurance for an unemployed individual and education expenses.

         An individual with an income of less than $100,000 (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. Individuals who complete the rollover in 1998 will be allowed to spread the tax payments over a four-year period. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.


Scudder 403(b) Plan

         Shares of the Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan

         Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment. Requests for increases in withdrawal amounts or to change payee must be submitted in writing, signed exactly as the account is registered and contain signature guarantee(s) as described under "Transaction information--Redeeming shares--Signature guarantees" in the Fund's prospectus. Any such requests must be received by the Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.

         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Group or Salary Deduction Plan

         An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the [Trust, Corporation] and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

         The Trust reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Automatic Investment Plan

         Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

         Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

         The Trust reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

            (See "Distribution and performance information--Dividends
                  and capital gains distributions" in a Fund's
                                  prospectus.)

         Each Fund intends to follow the practice of distributing substantially all of its investment company taxable income (defined under "GLOSSARY") which includes any excess of net realized short-term capital gains over net realized long-term capital losses. A Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, a Fund may retain all or part of such gain for reinvestment, after paying the related income taxes for which shareholders may then be asked to claim a credit against their federal income tax liability. (See "TAXES.") If a Fund does not distribute an amount of capital gain and/or ordinary income required to be distributed by an excise tax provision of the Code, it may be subject to such a tax. (See "TAXES.") In certain circumstances, a Fund may determine that it is in the interest of shareholders to distribute less than such amount or less than substantially all of its investment company taxable income.

         With respect to Short Term Bond Fund, dividends will be declared daily and distributions of net investment income will be made monthly. Distributions of net realized capital gains, if any, will be made in November or December to prevent application of a federal excise tax. An additional distribution may be made, if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. Both types of distributions will be made in shares of the Fund and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent.

         With respect to Zero Coupon 2000 Fund, the net investment income of the Fund normally will be declared and distributed as a dividend in December. Distributions of net realized capital gains, if any, will be made in November or December to prevent application of a federal excise tax. An additional distribution may be made within three months of the Fund's fiscal year end, if necessary. Any dividends declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. Checks will be mailed to shareholders electing to take dividends in cash. Confirmations will be mailed to shareholders electing to invest dividends in additional shares for the dividends declared during the preceding period shortly after the end of the fiscal year.


                             PERFORMANCE INFORMATION

                       (See "Distribution and performance
                information--Performance information" in a Fund's
                                  prospectus.)

         From time to time, quotations of the Funds' performances may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures may be calculated in the following manner:

Average Annual Total Return

         Average annual total return is the average annual compounded rate of return for the periods of one year, five years, and ten years, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods according to the following formula (average annual total return is then expressed as a percentage):

                                            T = (ERV/P)1/n - 1
         Where:
                   T        =       average annual total return
                   P        =       a hypothetical initial investment of $1,000
                   n        =       number of years
                   ERV      =       ending redeemable value: ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.


         Average Annual Total Return for periods ended December 31, 1997


                                   One Year        Five Years         Ten Years


Short Term Bond Fund
Zero Coupon 2000 Fund*


       (1) The foregoing average annual total return includes the period prior to July 3, 1989, during which the Fund operated under the investment objective and policies of Scudder Target Fund General 1994 Portfolio. Average annual total return figures for the periods prior to July 3, 1989 should not be considered representative of the present Fund.

        * If the Adviser had not temporarily maintained expenses, the average annual total return for the one year, five years and life of Fund would have been lower.

Cumulative Total Return

         Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                              C = (ERV/P)-1
         Where:
                            C       =        cumulative total return
                            P       =        a hypothetical initial investment
                                             of $1,000
                            ERV     =        ending  redeemable  value: ERV is
                                             the  value,   at  the  end  of  the
                                             applicable     period,     of     a
                                             hypothetical $1,000 investment made
                                             at the beginning of the  applicable
                                             period.


           Cumulative Total Return for periods ended December 31, 1997


                                   One Year        Five Years         Ten Years


Short Term Bond Fund
Zero Coupon 2000 Fund*



       (1) The foregoing cumulative total return includes the period prior to July 3, 1989, during which the Fund operated under the investment objective and policies of Scudder Target Fund General 1994 Portfolio. Cumulative total return figures for the periods prior to July 3, 1989 should not be considered representative of the present Fund.

        * If the Adviser had not temporarily maintained expenses, the cumulative total return for the one year, five years and life of Fund would have been lower.

Total Return

         Total return is the rate of return on an investment for a specified period of time calculated in the same manner as Cumulative Total Return.

SEC Yields

         Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield, sometimes referred to as the Fund's "SEC yield," is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                      YIELD = 2[((a-b)/cd + 1)6 - 1]
         Where:
               a   =  dividends and interest earned during the period.
               b   =  expenses accrued for the period (net of reimbursements).
               c   =  the average  daily  number of shares  outstanding
                      during the period that were entitled to receive
                      dividends.
               d   =  the maximum offering price per share on the last day
                      of the period.


         The SEC net annualized yield for the 30-day period ended December 31, 1997 for Short Term Bond Fund was ____%.

         The SEC net annualized yield for the 30-day period ended December 31, 1997 for Zero Coupon 2000 Fund was ____%.


         Quotations of a Fund's performance are based on historical earnings and are not intended to indicate future performance of a Fund. An investor's shares when redeemed may be worth more or less than their original cost. Performance of a Fund will vary based on changes in market conditions and the level of a Fund's expenses. In periods of declining interest rates a Fund's quoted yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a Fund's quoted yield will tend to be somewhat lower.

Comparison of Fund Performance

         A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.


         In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones
Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P 500), the Nasdaq OTC Composite Index, the Nasdaq Industrials Index, the Russell 2000 Index, and statistics published by the Small Business Administration.


         From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, a Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations.

         From time to time, in marketing and other Fund literature, (Trustees)(Directors) and officers of the Funds, the Funds' portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Funds. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

         The Funds may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.

         Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Funds. The description may include a "risk/return spectrum" which compares the Funds to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Funds to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

         Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

         A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

         Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

         Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about these Funds. Sources for Fund performance information and articles about the Funds include the following:

American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global  Investor,   a  European   publication  that  periodically   reviews  the
performance of U.S. mutual funds investing internationally.

IBC Money Fund Report, a weekly publication of IBC Financial Data, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."

Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.

Investor's Business Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values,  a biweekly  Morningstar,  Inc.  publication  that  provides
ratings  of  mutual  funds  based  on  fund  performance,   risk  and  portfolio
characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

SmartMoney, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national news weekly that periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

Worth, a national publication issued 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.

                            ORGANIZATION OF THE FUNDS

                (See "Fund organization" in a Fund's prospectus.)

         Each Fund is a separate series of Scudder Funds Trust, a Massachusetts business trust established under a Declaration of Trust dated July 24, 1981, as amended. The name of the Trust was changed, effective July 3, 1989, from Scudder Target Fund to Scudder Funds Trust. Prior to action taken by the Trustees of the Trust on March 7, 1990, Scudder Zero Coupon 2000 Fund was named 2000 U.S. Government Zero Coupon Target Portfolio. On December 23, 1987 the par value of the shares of beneficial interest of the Trust was changed from no par value to $.01 par value per share. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest of $.01 par value, issued in separate series. Each share of each series represents an equal proportionate interest in that series with each other share of that series. Shareholders have one vote for each share held on matters on which they are entitled to vote.

         Effective as of July 3, 1989, two series of the Trust, the General 1990 Portfolio and U.S. Government 1990 Portfolio, sold their assets to another series of the Trust, the General 1994 Portfolio, in exchange for shares of the 1994 Portfolio, as approved by shareholders on June 26, 1989. Effective as of the same date, the General 1994 Portfolio changed its name to Scudder Short Term Bond Fund and changed its investment objectives from current income, capital preservation and possible capital appreciation to its current investment objective.

         The assets of the Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with such a share of the general liabilities of the Trust. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

         Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment management agreement is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not enough votes are received from the shareholders of the other series to approve such agreement as to the other series.

         The Trustees have the authority to designate additional series and to designate the relative rights and preferences as between the different series. All shares issued and outstanding will be fully paid and non-assessable by the Trust, and redeemable as described in this Statement of Additional Information and in each Fund's prospectus.

         The Trustees, in their discretion, may authorize the division of shares of a Fund (or shares of a series) into different classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution. The Trustees have no present intention of taking the action necessary to effect the division of shares into separate classes (which under present regulations would require a Fund first to obtain an exemptive order of the SEC), nor of changing the method of distribution of shares of a Fund.

         The Declaration of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                               INVESTMENT ADVISER

            (See "Fund organization--Investment adviser" in a Fund's
                                  prospectus.)


         Scudder Kemper Investments, Inc. (the "Adviser"), an investment counsel firm, acts as investment adviser to the Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U. S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On June 26, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On December 31, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name has been changed to Scudder Kemper Investments, Inc.

         Founded  in  1872,  Zurich  is  a  multinational,   public  corporation
organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

         The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Scudder Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Scudder Global Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Scudder Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, Scudder World Income Opportunities Fund, Inc., The Argentina Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc., The Latin America Dollar Income Fund, Inc. and Scudder Spain and Portugal Fund, Inc. Some of the foregoing companies or trusts have two or more series.


         The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $13 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.

         In selecting among the securities in which a Fund may invest, the conclusions and investment decisions of the Adviser with respect to a Fund are based primarily on the analyses of its own research department. The Adviser receives published reports and statistical compilations of the issuers themselves, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities.

         Certain investments may be appropriate for a Fund and also for other clients advised by the Adviser. Investment decisions for the Funds and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one series or client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other series or other clients of the Adviser in the interest of the most favorable net results to that Fund.


         The Investment Management Agreements (the "Agreements") for Short Term Bond Fund and Zero Coupon 2000 Fund are dated September 7, 1993 and June 6, 1991, respectively. The continuance of the Agreements was approved by Trustees on ____________. Each Agreement will continue in effect until ____________ and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreement or interested persons of the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by vote of a majority of the Trustees or a majority of the outstanding voting securities of the respective Fund. Each Agreement may be terminated at any time without payment of penalty by either party on sixty days written notice, and automatically terminates in the event of its assignment.


         Under each Agreement, the Adviser regularly provides a Fund with continuing investment management for the Fund's portfolio consistent with the Fund's investment objective, policies and restrictions and determines what securities shall be purchased, held or sold, and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Trust's Declaration of Trust and By-Laws, the 1940 Act, the Internal Revenue Code of 1986 and the Fund's investment objectives, policies and restrictions, as each may be amended, and subject further to such policies and instructions as the Trustees of the Trust may from time to time establish. The Adviser also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committee of the Trustees regarding the conduct of the business of the Trust.

         Under each Agreement, the Adviser also renders significant administrative services (not otherwise provided by third parties) necessary for a Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Fund (such as the Fund's transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining the Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting a Fund in the conduct of its business, subject to the direction and control of the Trustees.

         The Adviser pays the compensation and expenses of the Trust except those for attending Board and committee meetings outside New York, New York or Boston, Massachusetts of all Trustees, officers and executive employees of the Trust affiliated with the Adviser and makes available, without expense to a Fund, the services of the Adviser's directors, officers and employees as may duly be elected officers, subject to their individual consent to serve and to any limitations imposed by law, and provides the Trust's office space and facilities and provides investment advisory, research and statistical facilities and all clerical services relating to research, statistical and investment work.


         For these services, Short Term Bond Fund pays the Adviser a fee at an annual rate of 0.60% of the first $500 million of average daily net assets, 0.50% of the next $500 million of such assets, 0.45% of the next $500 million of such assets, 0.40% of the next $500 million of such assets, 0.375% of the next $1 billion of such assets and 0.35% of such assets in excess of $3 billion. For the fiscal years ended December 31, 1995, 1996 and 1997, the investment management fees for Short Term Bond Fund amounted to $9,529,973, $8,232,708 and $___________, respectively.


         For these services, Zero Coupon 2000 Fund pays the Adviser a fee at an annual rate of 0.60% of the Fund's average daily net assets. For the fiscal year ended December 31, 1995, the Adviser did not impose a portion of its management fee which amounted to $129,399 and the portion imposed amounted to $31,783. For the fiscal year ended December 31, 1996, the management fee aggregated $158,725, of which $120,119 was not imposed. For the fiscal year ended December 31, 1997,
______________.


         The fees are payable monthly, provided the Funds will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of a Fund and unpaid. The Adviser has voluntarily agreed, with respect to Zero Coupon 2000 Fund, not to impose all or a portion of its management fee and to maintain the annualized expenses at not more than 1.00% of the average daily net assets until ____________. The Adviser retains the ability to be repaid by the Fund if expenses fall below the specified limit prior to the end of the fiscal year. These expense limitation arrangements can decrease the Fund's expenses and improve its performance.

         The yield on shares of a Fund will be increased to the extent that the Adviser maintains a Fund's expenses, and thereafter will be reduced to the extent that full payment by a Fund of the fee and expenses is instituted.

         Under each Agreement, a Fund is responsible for all of its other expenses including: fees and expenses incurred in connection with membership in investment company organizations; brokerage commissions; legal, auditing or accounting expenses; taxes or governmental fees; the fees and expenses of the Transfer Agent; and any other expenses, including clerical expense, of issue, redemption or repurchase of shares; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of the Trustees, officers and employees of the Trust who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fee or disbursements of custodians. A Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of a Fund. A Fund is also responsible for its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify officers and Trustees of the Trust with respect thereto.


         The expense ratio, the ratio of operating expenses to average net assets, for Short Term Bond Fund was 0.75%, 0.80% and ____% for the fiscal years ended December 31, 1995, 1996 and 1997, respectively.

         The expense ratio, the ratio of operating expenses to average net assets, for Zero Coupon 2000 Fund was 1.00% for each fiscal year ended December 31, 1995, 1996 and 1997.


         Each Agreement provides that a Fund may use any name derived from the name "Scudder Kemper Investments" only as long as the Agreements remain in effect.

         In reviewing the terms of the Agreements and in discussions with the Adviser concerning the Agreements, Trustees who are not "interested persons" of the Trust or the Adviser are represented by independent counsel at the Funds' expense.

         Each Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with matters to which the Agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreements.

         Officers and employees of the Adviser from time to time may have transactions with various banks, including the Funds' custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions were not influenced by existing or potential custodial or other Fund relationships.

         None of the Trustees or officers may have dealings with the Funds as principals in the purchase or sale of securities, except as individual subscribers to or holders of shares of the Funds.

Personal Investments by Employees of the Adviser

         Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.


                                          TRUSTEES AND OFFICERS

                          (See "Trustees and Officers" in a Fund's prospectus.)

                                              TO BE UPDATED
                                                                                               Position with
                                                                                               Underwriter,
Name, Age                             Position              Principal                          Scudder Investor
and Address                           with Trust            Occupation**                       Services, Inc.

Daniel Pierce (64)*#+                 President and         Chairman of the Board and          Vice President,
                                      Trustee               Managing Director of Scudder       Director and Assistant
                                                            Kemper Investments, Inc.           Treasurer

Henry P. Becton, Jr. (54)             Trustee               President and General Manager,               --
125 Western Ave.                                            WGBH Educational Foundation
Allston, MA  02134

George M. Lovejoy, Jr. (68)           Trustee               President and Former Director,               --
160 Federal Street                                          Fifty Associates (real estate
Boston, MA  02110                                           corporation)

Wesley W. Marple, Jr. (66)            Trustee               Professor of Business                        --
413 Hayden Hall                                             Administration
360 Huntington Ave.                                         Northeastern University, College
Boston, MA  02115                                           of Business Administration

Dawn-Marie Driscoll (  )              Trustee                                                            --

Jean C. Tempel (54)                   Trustee               General Partner, TL Ventures                  --
Ten Post Office Square                                      (venture capital funds)
Suite 1325
Boston, MA  02109

Caroline Pearson (35)+                Assistant Secretary   Vice President, Scudder Kemper               --
                                                            Investments, Inc.

John R. Hebble (39)+                  Assistant Treasurer   Senior Vice President, Scudder               --
                                                            Kemper Investments, Inc.

Peter B. Freeman (65)                 Trustee               Corporate Director and Trustee                --
100 Alumni Avenue
Providence, RI  02906

Dr. Wilson Nolen (71)                 Trustee               Consultant                                    --
1120 Fifth Avenue, #10-B
New York, NY  10128

Kathryn L. Quirk (45)*#++             Trustee, Vice         Managing Director, Scudder         Director, Senior Vice
                                      President and         Kemper Investments, Inc.           President & Clerk
                                      Assistant Secretary


                                       48

Jerard K. Hartman (65)++              Vice President        Managing Director, Scudder                   --
                                                            Kemper Investments, Inc.

Thomas W. Joseph (59)+                Vice President        Senior Vice President, Scudder     Vice President,
                                                            Kemper Investments, Inc.           Director, Treasurer &
                                                                                               Assistant Clerk

Thomas F. McDonough (51)+             Vice President,       Senior Vice President, Scudder     Assistant Clerk
                                      Secretary and         Kemper Investments, Inc.
                                      Treasurer

*        Mr. Pierce and Ms. Quirk are considered by the Trust and its counsel to be Trustees who are
         "interested persons" of the Adviser or of the Trust, within the meaning of the 1940 Act.
**       Unless otherwise stated, all Officers and Trustees have been associated with  their  respective  company  for  more  than  five  years  but not necessarily in the same capacity.
#        Mr. Pierce and Ms. Quirk are members of the Executive Committee, which may exercise all of the powers of the Trustees when the Trustees are not in session.
+        Address:  Two International Place, Boston, Massachusetts 02110
++       Address:  345 Park Avenue, New York, New York  10154



         As of ____________, all Trustees and officers of Short Term Bond Fund as a group owned beneficially (as that term is defined under Section 13(d) of the Securities Exchange Act of 1934) less than 1% of the outstanding shares of the Fund.

         As of ____________, all Trustees and officers of Zero Coupon 2000 Fund as a group owned beneficially (as that term is defined under Section 13(d) of the Securities Exchange Act of 1934) 48,560 shares or, 2.53% of the outstanding shares of the Fund.

         Certain accounts for which the Adviser acts as investment adviser owned 8,062,671 shares of Short Term Bond Fund in the aggregate or 6.65% of the outstanding shares on ____________. The Adviser may be deemed to be the beneficial owner of such shares, but disclaims any beneficial interest in such shares.

         As of ____________, 165,533 shares in the aggregate or 8.61% of the outstanding shares of Zero Coupon 2000 Fund, were held in the name of Charles Schwab & Co., 101 Montgomery Street, San Francisco, CA 94104, who may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership in them.

         To the best of each Fund's knowledge, as of ____________, no person owned beneficially more than 5% of Short Term Bond Fund's outstanding shares or more than 5% of Zero Coupon 2000 Fund's outstanding shares except as stated above.


         The Trustees and officers of the Trust also serve in similar capacities with other Scudder funds.


                                  REMUNERATION

          Responsibilities of the Board--Board and Committee Meetings


         The Board of Trustees is responsible for the general oversight of each Fund's business. A majority of the Board's members are not affiliated with Scudder Kemper Investments, Inc. (the "Adviser"). These "Independent Trustees" have primary responsibility for assuring that each Fund is managed in the best interests of its shareholders.


         The Board of Trustees meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures designated to assure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, each Funds' investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates, and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by each Fund's independent public accountants and by independent legal counsel selected by the Independent Trustees.

         All of the Independent Trustees serve on the Committee on Independent Trustees, which nominates Independent Trustees and considers other related matters, and the Audit Committee, which selects each Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Trustees from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.


         The Independent Trustees met _____ times during 1997, including Board and Committee meetings and meetings to review each Fund's contractual arrangements as described above. All of the Independent Trustees attended 100% of all such meetings.


Compensation of Officers and Trustees


         The Independent  Trustees receive the following  compensation from each
Fund: an annual trustee's fee of $_____; a fee of $___ for attendance at each Board meeting, audit committee meeting, or other meeting held for the purposes of considering arrangements between the Funds and the Adviser or any affiliate of the Adviser; $___ for any other committee meeting (although in some cases the Independent Trustees have waived committee meeting fees); and reimbursement of expenses incurred for travel to and from Board Meetings. No additional compensation is paid to any Independent Trustee for travel time to meetings, attendance at directors' educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences, service on special trustee task forces or subcommittees or service as lead or liaison trustee. Independent Trustees do not receive any employee benefits such as pension, retirement or health insurance. For the year ended December 31, 1997, Trustee's fees amounted to $_______ for Short Term Bond Fund and $_______ for Zero Coupon 2000 Fund.


         The Independent Trustees also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type an complexity and in some cases have substantially different Trustee fee schedules. The following table shows the aggregate compensation received by each Independent Trustee during 1997 from the Trust and from all of Scudder funds as a group.

                          Name                       Scudder Funds Trust*                   All Scudder Funds

             Thomas J. Devine,                                                                         (18 funds)
             Trustee

             Peter B. Freeman,                                                                         (33 funds)
             Trustee

             Dr. Wilson Nolen,                                                                         (17 funds)
             Trustee

             Sheryle J. Bolton,                                                                        (9 funds)
             Trustee

*        Scudder Funds Trust consists of two Funds: Scudder Short Term Bond Fund and Scudder Zero Coupon
         2000 Fund.

         Members of the Board of Trustees who are employees of Scudder or its affiliates receive no direct compensation from the Trust, although they are compensated as employees of Scudder, or its affiliates, as a result of which they may be deemed to participate in fees paid by each Fund.

                                   DISTRIBUTOR


         The Trust has an underwriting agreement with Scudder Investor Services, Inc. (the "Distributor"), a Massachusetts corporation, which is a subsidiary of the Adviser, a Delaware corporation. The Trust's underwriting agreement dated July 15, 1985 remains in effect from year to year thereafter only if its continuance is approved annually by a majority of the Trustees who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Trustees or a majority of the outstanding voting securities of the Trust. The continuance of the underwriting agreement was most recently approved by the Trustees on ____________ and will continue in effect until ____________.


         Under the underwriting agreement, the Trust is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of the Trust's registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Trust as a broker/dealer in the various states as required; the fees and expenses of preparing, printing and mailing prospectuses (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications (including newsletters) to shareholders of each Fund; the cost of printing and mailing confirmations of purchases of shares and the prospectuses accompanying such confirmations; any issue taxes or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Trust and the Distributor.

         The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of Fund shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of each Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of service representatives, a portion of the cost of computer terminals, and of any activity which is primarily intended to result in the sale of shares issued by the Trust.

         Note: Although no Fund has a 12b-1 Plan and shareholder approval would be required in order to adopt one, the underwriting agreement provides that each Fund will also pay those fees and expenses permitted to be paid or assumed by a Fund pursuant to a 12b-1 Plan, if any, adopted by the Fund, notwithstanding any other provision to the contrary in the underwriting agreement, and the Fund or a third party will pay those fees and expenses not specifically allocated to the Distributor in the underwriting agreement.

         As agent, the Distributor currently offers each Fund's shares on a continuous basis to investors in all states. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged the investor. The Distributor has made no firm commitment to acquire shares of a Fund.

                                      TAXES

          (See "Distribution and performance information--Dividends and capital gains distributions" and "Transaction information--Tax information, Tax identification number" in a Fund's prospectus.)

         Each Fund intends to qualify as a separate regulated investment company under Subchapter M of the Code. Such qualification does not involve governmental supervision or management of investment practices or policy. Each series of a series fund is treated as a separate taxpayer. Accordingly, each Fund is treated as a separate taxpayer.

         A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

         Each Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires a Fund to distribute to shareholders during a calendar year an amount equal to at least 98% of a Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed. Investment companies with taxable years ending on November 30 or December 31 may make an irrevocable election to measure the required capital gain distribution for excise tax purposes, using their actual taxable year, rather than the one-year period ending October 31.

         Investment company taxable income generally includes dividends, interest (including original issue discount) and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains of a Fund for a fiscal year are computed by taking into account any capital loss carryforward of the Fund.


         As of December 31, 1997, Short Term Bond Fund had a net tax basis capital loss carryforward of approximately $___________ which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2002 ($27,264,000), December 31, 2003 ($60,090,000) and December 31, 2004 ($27,896,000), the respective expiration dates. In addition, from November 1, 1996 through December 31, 1996, the Fund incurred approximately $3,990,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as having arisen in the year ended December 31, 1997.

         As of December 31, 1997, Zero Coupon 2000 Fund had a net tax basis capital loss carryforward of approximately $__________ which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2002 ($884,000), December 21, 2003 ($178,000) and December 31, 2004 ($374,000), the respective expiration dates.


         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by a Fund for reinvestment, requiring federal income taxes to be paid thereon by such Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a relative share of federal income taxes paid by the Fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on Fund shares by the difference between a pro rata share of such gains and the individual tax credit.

         Distributions of investment company taxable income are taxable to shareholders as ordinary income.

         Since no portion of a Fund's income is expected to be comprised of dividends from domestic corporations, none of the income distributions of a Fund are expected to be eligible for the deduction for dividends received by corporations, except when a Fund invests in certain high yield, original issue discount obligations, discussed below.

         Distributions of the excess of net long-term capital gain over net short-term capital loss, which a Fund designates as "capital gain dividends," are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

         Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of a Fund on the reinvestment date.

         If a Fund holds zero coupon securities or other securities which are issued at discount, a portion of the difference between the issue price and the face amount of such securities ("original issue discount") will be treated as income to the Fund each year, although no current payments will be received by the Fund with respect to such income. This original issue discount will comprise a part of the investment company taxable income of a Fund which must be distributed to shareholders in order to maintain its qualification as a regulated investment company and to avoid federal income tax at the Fund level. In the event that a Fund acquires a debt instrument at a market discount, it is possible that a portion of any gain recognized on the disposition of such instrument may be treated as ordinary income.

         If Short Term Bond Fund invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligations may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from the Fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by the Fund in a written notice to shareholders.

         Since Zero Coupon 2000 Fund invests primarily in zero coupon securities, upon which it will receive no cash payments of interest, to the extent shareholders of the Fund elect to take their distributions in cash, the Fund may have to generate the required cash from interest earned on non-zero coupon securities, from the disposition of such securities, or possibly from the disposition of some of the zero coupon securities.

         All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. Redemptions of shares, including exchanges for shares of another Scudder Fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

         An individual may make a deductible IRA contribution of up to $2,000 or, if less, the amount of the individual's earned income (up to $2,000 per individual for married couples if only one spouse has earned income), for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (up to $2,000 per individual for married couples if only one spouse has earned income) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

         Distributions by a Fund result in a reduction in the net asset value of a Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

         Over-the-counter options on debt securities written or purchased by Short Term Bond Fund will be subject to tax under Section 1234 of the Code. In general, no loss is recognized by the Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e., long-term or short-term) will generally depend in the case of a lapse or sale of the option on the Fund's holding period for the option and in the case of an exercise of a put option on the Fund's holding period for the underlying security. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security of the Fund. If the Fund writes a put or call option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as a short-term capital gain or loss. If a call option written by the Fund is exercised, the character of the gain or loss depends on the holding period of the underlying security. The exercise of a put option written by the Fund is not a taxable transaction for the Fund.

         Many futures and forward contracts entered into by Short Term Bond Fund and all listed nonequity options written or purchased by the Fund (including options on debt securities, options on futures contracts, and options on securities indices) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term, and on the last trading day of the Fund's fiscal year (and generally, on October 31 for purposes of the 4% excise tax), all outstanding
Section 1256 positions will be marked-to-market (i.e. treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term. Under
Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts, certain futures contracts and options and similar financial instruments entered into or acquired by the Fund will be treated as ordinary income or loss. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security owned by the Fund.

         Subchapter M of the Code requires that each Fund realize less than 30% of its annual gross income from the sale or other disposition of stock, securities and certain options, futures and forward contracts held for less than three months. Certain options, futures and forward transactions of Short Term Bond Fund may increase the amount of gains realized by the Fund that are subject to the 30% limitation. Accordingly, the amount of such transactions that the Fund may undertake may be limited.

         Positions of Short Term Bond Fund which consist of at least one position not governed by Section 1256 and at least one future, forward, or option on a futures contract governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Mixed straddles are subject to the straddle rules of Section 1092 of the Code, and may result in the deferral of losses if the non-Section 1256 position is in an unrealized gain at the end of a reporting period.

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time Short Term Bond Fund accrues receivables or accrues liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

         Each Fund will be required to report to the IRS all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of its shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if a Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. In addition, the IRS imposes a penalty of $50.00 per failure on shareholders who fail to furnish their tax identification numbers to a Fund.

         Shareholders of a Fund may be subject to state and local taxes on distributions received from a Fund and on redemptions of their shares. Under the laws of certain states, distributions of investment company taxable income are taxable to shareholders as dividends, even though a portion of such distributions may be derived from interest on U.S. Government obligations which, if received directly by such shareholders, would be exempt from state income tax.

         Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year, each Fund issues to each shareholder a statement of the federal income tax status of all distributions.

         Dividend and interest income received by Short Term Bond Fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

         Each Fund is organized as part of a Massachusetts business trust, and is not liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that each Fund continues to be treated as a regulated investment company under Subchapter M of the Code.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

         Shareholders should consult their tax advisers about the application of the provisions of tax law in light of their particular tax situations.

                             PORTFOLIO TRANSACTIONS

            (See "Fund organization--Investment adviser" in a Fund's
                                  prospectus.)

Brokerage Commissions

         To the maximum extent feasible, the Adviser places orders for portfolio transactions through the Distributor which in turn places orders on behalf of a Fund with other brokers and dealers. The Distributor receives no commissions, fees or other remuneration from the Funds for this service.
Allocation of brokerage is supervised by the Adviser.

         A Fund's purchases and sales of portfolio securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and ask prices. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter. Portfolio transactions in debt securities may also be placed on an agency basis, with a commission being charged.


         The primary objective of the Adviser in placing orders for the purchase and sale of securities for a Fund is to obtain the most favorable net results taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others, if available. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons. Scudder Short Term Bond Fund and Scudder Zero Coupon 2000 Fund paid no brokerage commissions for the fiscal years ended December 31, 1995, 1996 and 1997.


         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply market quotations to Scudder Fund Accounting Corporation for appraisal purposes; who pay, directly or indirectly, a portion of the Trust's expenses, such as custodian or transfer agent fees; or who supply research, market and statistical information to the Trust or the Adviser. The term "research, market and statistical information" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities; and the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is not authorized when placing portfolio transactions for a Fund to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction solely on account of the receipt of research, market or statistical information. The Adviser will not place orders with brokers or dealers on the basis that a broker or dealer has or has not sold shares of the Trust. Except for implementing the policy stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

         Subject also to obtaining the most favorable net results, the Adviser may place brokerage transactions through the Funds' Custodian and a credit against the custodian fee due to the custodian equal to one-half of the commission on any such transaction will be given.

         Although certain research, market and statistical information from brokers and dealers can be useful to a Fund and to the Adviser, it is the opinion of the Adviser that such information supplements the Adviser's own research effort, since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Funds and not all such information is used by the Adviser in connection with a Fund. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to a Fund.

         The Trustees intend to review from time to time whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by a Fund on portfolio transactions is legally permissible and advisable.

Portfolio Turnover


         The portfolio turnover rate is defined by the SEC as the ratio of the lesser of sales or purchases to the monthly average value of such securities owned during the year, excluding all securities with maturities at time of acquisition of one year or less. The portfolio turnover rate for Short Term Bond Fund was _____% and _____% for the fiscal years ended December 31, 1996 and 1997, respectively. The portfolio turnover rate for Zero Coupon 2000 Fund was _____% and _____% for the fiscal years ended December 31, 1996 and 1997, respectively.


         Purchases and sales are made for a Fund whenever necessary, in management's opinion, to meet each Fund's objective.

                                 NET ASSET VALUE

         The net asset value of shares of each Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share is determined by dividing the value of the total assets of the Fund, less all liabilities, by the total number of shares outstanding.

         An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system is valued at its most recent sale price. Lacking any sales, the security is valued at the high or "inside" bid quotation. The value of an equity security not quoted on the NASDAQ System, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

         Debt securities, other than short-term securities, are valued at prices supplied by the Funds' pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term securities with remaining maturities of sixty days or less are valued by the amortized cost method, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

         An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

         If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

         If, in the opinion of the Funds' Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

         Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

                             ADDITIONAL INFORMATION

Experts

         The Financial Highlights of each Fund included in each Fund's Prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts, 02109, independent accountants, and given on the authority of that firm as experts in accounting and auditing.

Shareholder Indemnification

         The Trust is an organization of the type commonly known as a Massachusetts business trust. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with the Trust property or the acts, obligations or affairs of the Trust and a disclaimer stating that each series shall not be liable for the obligations of any other series. The
Declaration of Trust also provides for indemnification out of the Trust's property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

Other Information

         Short Term Bond Fund's CUSIP number is 810902-20-5.

         Zero Coupon 2000 Fund's CUSIP number is 810902-23-9.

         Each Fund has a fiscal year ending on December 31.

         Portfolio securities of each Fund are held separately, pursuant to a custodian agreement, by the Funds' custodian, State Street Bank and Trust Company, 255 Franklin Street, Boston, Massachusetts 02101.

         The law firm of Dechert Price & Rhoads is counsel to the Trust.

         Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109, serves as independent accountants to the Trust.

         Scudder Fund Accounting Corporation, Two International Place, Boston, Massachusetts, 02110-4103, a subsidiary of the Adviser, computes net asset value for the Funds.


         Short Term Bond Fund and Zero Coupon 2000 Fund each pays Scudder Fund Accounting Corporation an annual fee equal to .025% of the first $150 million of average daily net assets, .0075% of such assets in excess of $150 million up to $1 billion and .0045% of such assets in excess of $1 billion, plus transaction holding charges. Scudder Fund Accounting Corporation charged Short Term Bond Fund and Zero Coupon 2000 Fund an aggregate fee of $_______ and $_______, respectively, for the fiscal year ended December 31, 1997.

         Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for each Fund. Each Fund pays Scudder Service Corporation an annual fee for each account maintained as a participant. Short Term Bond Fund and Zero Coupon 2000 Fund each pays Scudder Service Corporation an annual fee of $26.00 for each account maintained for a shareholder. The fees incurred by Short Term Bond Fund and Zero Coupon 2000 Fund for the fiscal year ended December 31, 1997 amounted to $_________ and $_________, respectively.


         Scudder Trust Company, an affiliate of the Adviser, provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. Annual service fees are paid by a Fund to Scudder Trust Company for such accounts. Short Term Bond Fund and Zero Coupon 2000 Fund each pays Scudder Trust Company a fee of $29.00 for each account maintained. The fees incurred by Short Term Bond and Zero Coupon 2000 Fund for the fiscal year ended December 31, 1997 were $________ and $________, respectively.

         The name "Scudder Funds Trust" is the designation of the Trustees for the time being under a Declaration of Trust dated June 24, 1981, as amended from time to time, and all persons dealing with the Trust must look solely to the property of the Trust for the enforcement of any claims against the Trust as neither the Trustees, officers, agents nor shareholders assume any personal liability for obligations entered into on behalf of the Trust. Upon the initial purchase of shares, the shareholder agrees to be bound by the Trust's Declaration of Trust, as amended from time to time. The Declaration of Trust is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts. All persons dealing with a Fund must look only to the assets of a Fund for the enforcement of any claims against a Fund as no other series of the Trust assumes any liabilities for obligations entered into on behalf of a Fund.

         SCUDDER FUNDS TRUST, 345 Park Avenue, New York, New York 10154, has filed with the U.S. Securities and Exchange Commission, Washington, D.C. 20549, a Registration Statement under the 1933 Act, as amended, with respect to the shares of Short Term Bond Fund and Zero Coupon 2000 Fund offered by each Fund's prospectus. Each Fund's prospectus and this Statement of Additional Information do not contain all of the information set forth in the Registration Statement and its amendments, certain parts of which are omitted in accordance with Rules and Regulations of the SEC. The Registration Statement and its amendments, may be inspected at the principal office of the SEC at 450 Fifth Street, N.W., Washington and copies thereof may be obtained from the SEC at prescribed rates.

                              FINANCIAL STATEMENTS

Scudder Short Term Bond Fund


         The financial statements, including the Investment Portfolio, of Scudder Short Term Bond Fund, together with the Report of Independent Accountants and Financial Highlights are incorporated by reference and attached hereto on pages ___ through ___, inclusive, in the Annual Report to the Shareholders of the Fund dated December 31, 1997, and are hereby deemed to be a part of this Statement of Additional Information.


Scudder Zero Coupon 2000 Fund


         The financial statements, including the Investment Portfolio, of Scudder Zero Coupon 2000 Fund, together with the Report of Independent Accountants and Financial Highlights are incorporated by reference and attached hereto on pages ___ through ___, inclusive, in the Annual Report to the Shareholders of the Fund dated December 31, 1997, and are hereby deemed to be a part of this Statement of Additional Information.


                           RATINGS OF CORPORATE BONDS

         The two highest ratings of Moody's for corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future. Moody's Baa rated bonds are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and may have speculative characteristics as well.

         The two highest ratings of S&P for corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated securities. S&P's BBB rated bonds, or medium-grade category bonds, are between sound obligations and those where the speculative elements begin to predominate. Although these bonds have adequate asset coverage and normally are protected by satisfactory earnings, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal.

                                                 GLOSSARY

1.       Bond

         A contract by an issuer (borrower) to repay the owner of the contract (lender) the face amount of the bond on a specified date (maturity date) and to pay a stated rate of interest until maturity. Interest is generally paid semi-annually in amounts equal to one-half the annual interest rate.

2.       Debt Obligation

         A  general  term  which   includes   fixed  income  and  variable  rate
         securities, obligations issued at a discount and other types of securities which evidence a debt.

3.       Discount and Premium

         (a) Market Discount and Premium - A discount (premium) bond is a bond selling in the market at a price lower (higher) than its face value. The amount of the market discount (premium) is the difference between market value and face value.

         (b) Original Issue Discount - An original issue discount is the discount from face value at which the bond is first offered to the public.

4.       Face Value

         The value of a bond that appears on the face of the bond, unless the value is otherwise specified by the issuing company. Face value is ordinarily the amount the issuing company promises to pay at maturity. Face value is not an indication of market value.

5.       Fixed Income Obligation

         An instrument under which the lender agrees to pay interest, either at a stated rate or according to a specified formula, over the life of the instrument, as well as to repay principal at maturity.

6.       Investment Company Taxable Income

         The investment company taxable income of a Fund includes dividends, interest (including original issue discount) and net short-term capital gains in excess of long-term capital losses, less expenses.

7.       Liquidation

         The process of converting securities or other property into cash.

8.       Maturity

         The date on which the principal amount of a debt obligation comes due by the terms of the instrument.

9.       Maturity Date

         Zero Coupon Fund will mature on the third Friday in December 2000 and proceeds of the liquidation of the Fund will be distributed shortly thereafter.

10.      Maturity Value

         The actual maturity value per share of Zero Coupon Fund will be the actual net asset value per share on the Maturity Date.

         When used with respect to periods prior to the Maturity Date, maturity value means an estimate of the approximate anticipated net asset value per share of Zero Coupon 2000 Fund on its Maturity Date, calculated by dividing the aggregate face value of all securities in the Fund increased by any unamortized premiums and decreased by any unamortized original issue discounts plus all other assets, minus all liabilities, by the number of outstanding shares at the time of calculation of Maturity Value.

11.      Maturity Year

         The calendar year in which Zero Coupon 2000 Fund will mature. All investments in a Fund will mature within two years of the Fund's Maturity Year.

12.      Net Asset Value Per Share

         The value of the share of a Fund for purposes of sales and redemptions. (See "NET ASSET VALUE.")

13.      Net Investment Income

         The net investment income of a Fund is comprised of its interest income, including amortizations of original issue and certain market discounts, less amortizations of premiums and expenses paid or accrued.

14.      Par Value

         Par value of a bond is a dollar amount representing the denomination and assigned value of the bond. It signifies the dollar value on which interest on the bonds is computed and is usually the same as face value and maturity value for an individual bond. For example, most bonds are issued in $1,000 denominations and they have a face value, maturity value and par value of $1,000. Their market price can of course vary significantly from $1,000 during their life between issuance and maturity.

15.      Target or Target Year

         See Maturity Year.

16.      Target Date

         See Maturity Date.

17.      Zero Coupon Security

         A non-interest (non-cash) paying debt obligation which is issued at a substantial discount from its face value. Income is accrued over the life of the obligation, and cash equal to the face value is due at maturity.

                            Compound Interest Table1

         The table below shows the return on $100 over 5, 10 and 15 year periods assuming interest rates of 5%, 7%, 9%, 11% and 13%.

                                                Years

           Interest Rate         5                10               15

                 5%           $128.0            $163.8           $209.7
                 7%            141.0             198.9            280.6
                 9%            155.2             241.1            374.5
                11%            170.8             291.7            498.3
                13%            187.7             352.3            661.4

     1 Compounded semiannually at one-half the annual rate similar to normal bond calculation of yield-to-maturity. The calculation is different from a calculation of anticipated growth which involves additional assumptions. (See "THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES--Management of Reinvestment Risk and Anticipated Growth of Zero Coupon 2000 Fund" and "DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.")



     * These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.


                               SCUDDER FUNDS TRUST

                            PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits
                  a.       Financial Statements

                           Included in Part A of this Registration Statement:

                           For Scudder Short Term Bond Fund:

                                    Financial Highlights for Scudder Short Term Bond Fund for the ten fiscal years ended December 31, 1996.
                                    (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration
                                    Statement.)

                           For Scudder Zero Coupon 2000 Fund:

                                    Financial Highlights for Scudder Zero Coupon 2000 Fund for the ten fiscal years ended December 31, 1996.
                                    (Incorporated by reference to Post-Effective Amendment No. 23 to the Registration
                                    Statement.)

                           Included in Part B of this Registration Statement:

                           For Scudder Short Term Bond Fund:

                                    Investment Portfolio as of December 31, 1996
                                    Statement  of Assets and  Liabilities  as of
                                    December 31, 1996  Statement  of  Operations
                                    for the fiscal year ended  December 31, 1996
                                    Statements  of Changes in Net Assets for the
                                    two fiscal years ended December 31, 1995 and
                                    1996 Financial Highlights for the ten fiscal
                                    years  ended  December  31,  1996  Notes  to
                                    Financial  Statements  Report of Independent
                                    Accountants  (Incorporated  by  reference to
                                    Post-Effective   Amendment  No.  23  to  the
                                    Registration Statement.)

                           For Scudder Zero Coupon 2000 Fund:

                                    Investment Portfolio as of December 31, 1996
                                    Statement  of Assets and  Liabilities  as of
                                    December 31, 1996  Statement  of  Operations
                                    for the fiscal year ended  December 31, 1996
                                    Statements  of Changes in Net Assets for the
                                    two fiscal years ended December 31, 1995 and
                                    1996 Financial Highlights for the ten fiscal
                                    years  ended  December  31,  1996  Notes  to
                                    Financial  Statements  Report of Independent
                                    Accountants  (Incorporated  by  reference to
                                    Post-Effective   Amendment  No.  23  to  the
                                    Registration Statement.)

                           Statements,   schedules  and  historical  information
                           other than those listed above have been omitted since
                           they are either not applicable or are not required.

                   b.        Exhibits:

                             All references are to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on July 24, 1981.  File Nos. 2-73371 & 811-3229
                             (the "Registration Statement").

                   1.        (a)       Amended and Restated Declaration of Trust dated December 21, 1987.
                                       (Incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No.
                                       24 to the Registration Statement.)

                             (b)       Instrument   dated   September  17,  1982
                                       Establishing  and  Designating  Series of
                                       Shares.  (Incorporated  by  reference  to
                                       Exhibit 1(b) to Post-Effective  Amendment
                                       No.
                                       24 to the Registration Statement.)

                             (c)       Instrument   dated   September  17,  1982
                                       Establishing     and    Designating    an
                                       Additional      Series     of     Shares.
                                       (Incorporated  by  reference  to  Exhibit
                                       1(c) to Post-Effective Amendment No.
                                       24 to the Registration Statement.)

                             (d)       Instrument    dated    March   21,   1984
                                       Establishing     and    Designating    an
                                       Additional      Series     of     Shares.
                                       (Incorporated  by  reference  to  Exhibit
                                       1(d) to Post-Effective Amendment No.
                                       24 to the Registration Statement.)

                             (e)       Certificate  of Amendment of  Declaration
                                       of   Trust    dated   June   29,    1989.
                                       (Incorporated  by  reference  to  Exhibit
                                       1(e) to Post-Effective Amendment No.
                                       24 to the Registration Statement.)

                             (f)       Amendment    of     Establishment     and
                                       Designation   of  Additional   Series  of
                                       Shares dated June 29, 1989. (Incorporated
                                       by   reference   to   Exhibit   1(f)   to
                                       Post-Effective Amendment No.
                                       24 to the Registration Statement.)

                             (g)       Abolition  of  series  by the  Registrant
                                       dated June 29, 1989 on behalf of the U.S.
                                       Government 1990 Portfolio.  (Incorporated
                                       by   reference   to   Exhibit   1(g)   to
                                       Post-Effective Amendment No.
                                       24 to the Registration Statement.)

                             (h)       Abolition  of  series  by the  Registrant
                                       dated  June  29,  1989 on  behalf  of the
                                       General 1990 Portfolio.  (Incorporated by
                                       reference     to    Exhibit    1(h)    to
                                       Post-Effective Amendment No.
                                       24 to the Registration Statement.)

                             (i)       Abolition of series by the  Registrant on
                                       behalf of the  Scudder  Zero  Coupon 1995
                                       Fund, dated July 15, 1992.  (Incorporated
                                       by   reference   to   Exhibit   1(i)   to
                                       Post-Effective Amendment No.
                                       24 to the Registration Statement.)

                             (j)       Redesignation  of  Series  of  Registrant
                                       dated  March 7,  1990.  (Incorporated  by
                                       reference     to    Exhibit    1(j)    to
                                       Post-Effective Amendment No.
                                       24 to the Registration Statement.)

                             (k)       Certificate  of Amendment of  Declaration
                                       of   Trust    dated    July   2,    1991.
                                       (Incorporated  by  reference  to  Exhibit
                                       1(k) to Post-Effective Amendment No.
                                       24 to the Registration Statement.)

                   2.                  (a) By-Laws of the Registrant dated as of
                                       September  17,  1982.   (Incorporated  by
                                       reference     to    Exhibit    2(a)    to
                                       Post-Effective Amendment No.
                                       24 to the Registration Statement.)

                             (b)       Amendment to the By-Laws of Registrant as
                                       of  March  5,  1984.   (Incorporated   by
                                       reference     to    Exhibit    2(b)    to
                                       Post-Effective Amendment No.
                                       24 to the Registration Statement.)

                             (c)       Amendment to the By-Laws of Registrant as
                                       of  October  1,  1984.  (Incorporated  by
                                       reference     to    Exhibit    2(c)    to
                                       Post-Effective Amendment No.
                                       24 to the Registration Statement.)

                             (d)       Amendment to the By-Laws of Registrant as
                                       of December  12, 1991.  (Incorporated  by
                                       reference     to    Exhibit    2(d)    to
                                       Post-Effective Amendment No.
                                       24 to the Registration Statement.)

                             (e)       Amendment   to   the   By-Laws   of   the
                                       Registrant   dated  September  17,  1992.
                                       (Incorporated  by  reference  to  Exhibit
                                       2(e) to Post-Effective Amendment No.
                                       24 to the Registration Statement.)

                   3.                  Inapplicable.

                   4. Specimen certificate representing shares of beneficial interest with $.01 par value is incorporated by reference to Post-Effective Amendment No. 14 to the
                                       Registration Statement.

                   5.        (a)       Investment Advisory Agreement between the Registrant (on behalf of Scudder
                                       Short Term Bond Fund) and Scudder, Stevens & Clark, Inc. ("Scudder") dated
                                       June 6, 1991.
                                       (Incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No.
                                       24 to the Registration Statement.)

                             (b)       Investment Advisory Agreement between the
                                       Registrant  (on behalf of the Zero Coupon
                                       Funds)  and  Scudder  dated June 6, 1991.
                                       (Incorporated  by  reference  to  Exhibit
                                       5(b) to Post-Effective Amendment No.
                                       24 to the Registration Statement.)

                             (c)       Investment  Management  Agreement between
                                       the  Registrant  (on  behalf  of  Scudder
                                       Short Term Bond Fund) and  Scudder  dated
                                       March   18,   1992.    (Incorporated   by
                                       reference     to    Exhibit    5(c)    to
                                       Post-Effective Amendment No.
                                       24 to the Registration Statement.)

                             (d)       Investment  Management  Agreement between
                                       the  Registrant  (on  behalf  of  Scudder
                                       Short Term Bond Fund) and  Scudder  dated
                                       September  7,  1993.   (Incorporated   by
                                       reference     to    Exhibit    5(d)    to
                                       Post-Effective Amendment No.
                                       24 to the Registration Statement.)

                             (e)       Form   of   an   Investment    Management
                                       Agreement  between  the  Registrant,   on
                                       behalf of  Scudder  Short Term Bond Fund,
                                       and  Scudder  Kemper  Investments,   Inc.
                                       dated December 31, 1997 is filed herein.

                             (e)(1)    Form of an Investment Management Agreement between the Registrant, on behalf of Scudder Zero Coupon 2000 Fund, and Scudder Kemper Investments,
                                       Inc. dated December 31, 1997 is filed herein.

                   6.                  Underwriting Agreement between the Registrant and Scudder Investor
                                       Services, Inc. (Formerly Scudder Fund Distributors, Inc.) dated July 15,
                                       1985.
                                       (Incorporated by reference to Exhibit 6 to Post-Effective Amendment No. 24 to the Registration Statement.)

                   7.                  Inapplicable.

                   8.                  (a)(1)  Custodian  Agreement  between the
                                       Registrant  and  State  Street  Bank  and
                                       Trust Company ("State Street Bank") dated
                                       December  17,  1982.   (Incorporated   by
                                       reference    to   Exhibit    8(a)(1)   to
                                       Post-Effective  Amendment  No.  24 to the
                                       Registration Statement.)

                             (a)(2)    Fee schedule for Custodian Agreement between the Registrant and State
                                       Street Bank.
                                       (Incorporated by reference to Exhibit 8(a)(2) to Post-Effective Amendment
                                       No. 24 to the Registration Statement.)

                             (a)(3)    Amendment to the Custodian Agreement between the Registrant and State
                                       Street Bank dated September 14, 1987.
                                       (Incorporated by reference to Exhibit 8(a)(3) to Post-Effective Amendment
                                       No. 24 to the Registration Statement.)

                             (a)(4)    Amendment to the Custodian Agreement between the Registrant and State
                                       Street Bank dated September 16, 1988.
                                       (Incorporated by reference to Exhibit 8(a)(4) to Post-Effective Amendment
                                       No. 24 to the Registration Statement.)

                             (a)(5)    Amendment to the Custodian Agreement between the Registrant and State
                                       Street Bank dated December 13, 1990.
                                       (Incorporated by reference to Exhibit 8(a)(5) to Post-Effective Amendment
                                       No. 24 to the Registration Statement.)

                             (a)(6)    Fee schedule for Custodian Agreement between the Registrant on behalf of
                                       Scudder Zero Coupon 2000 Fund and State Street Bank.
                                       (Incorporated by reference to Post-Effective Amendment No. 21 to the
                                       Registration Statement.)

                   9.                  (a) Transfer Agency and Service Agreement
                                       with fee schedule  between the Registrant
                                       and  Scudder  Service  Corporation  dated
                                       October   2,   1989.   (Incorporated   by
                                       reference     to    Exhibit    9(a)    to
                                       Post-Effective Amendment No.
                                       24 to the Registration Statement.)

                             (a)(2)    Revised fee schedule dated October 1, 1995 for Exhibit 9(a).
                                       (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                       Registration Statement.)

                             (a)(3)    Revised fee schedule dated October 1, 1996 for Exhibit 9(a).
                                       (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                       Registration Statement.)

                             (b)(1)    COMPASS   Service   Agreement   with  fee
                                       schedule with Scudder Trust Company dated
                                       January   1,   1990.   (Incorporated   by
                                       reference    to   Exhibit    9(b)(1)   to
                                       Post-Effective  Amendment  No.  24 to the
                                       Registration Statement.).

                             (b)(2)    COMPASS Service Agreement with Scudder Trust Company dated October 1, 1995.
                                       (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                       Registration Statement.)

                             (b)(3)    Revised fee schedule dated October 1, 1996 for Exhibit 9(b)(2).
                                       (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                       Registration Statement.)

                             (c)       Shareholder  Services  Agreement  between
                                       the  Registrant and Charles Schwab & Co.,
                                       Inc. dated June 1, 1990. (Incorporated by
                                       reference     to    Exhibit    9(c)    to
                                       Post-Effective Amendment No.
                                       24 to the Registration Statement.)

                             (d)(1)    Fund Accounting Services Agreement between the Registrant, on behalf of
                                       Scudder Zero Coupon 2000 Fund, and Scudder Fund Accounting Corporation
                                       dated January 10, 1995.
                                       (Incorporated by reference to Post-Effective Amendment No. 21 to the
                                       Registration Statement.)

                             (d)(2)    Fund Accounting Services Agreement between the Registrant, on behalf of
                                       Scudder Short Term Bond Fund, and Scudder Fund Accounting Corporation
                                       dated July 19, 1995.
                                       (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                       Registration Statement.)

                   10.                 Inapplicable.

                   11.                 Inapplicable.

                   12.                 Inapplicable.

                   13.                 Inapplicable.

                   14.                 (a) Scudder  Flexi-Plan for  Corporations
                                       and      Self-Employed       Individuals.
                                       (Incorporated  by  reference  to  Exhibit
                                       14(a) to Post-Effective  Amendment No. 24
                                       to the Registration Statement.)

                             (b)       Scudder Individual Retirement Plan.
                                       (Incorporated by reference to Exhibit 14(b) to Post-Effective Amendment
                                       No. 24 to the Registration Statement.)

                             (c)       SEP-IRA is filed herein.

                             (d)       Scudder Funds 403(b) Plan.
                                       (Incorporated by reference to Exhibit 14(d) to Post-Effective Amendment
                                       No. 24 to the Registration Statement.)

                             (e)       Scudder Cash or Deferred  Profit  Sharing
                                       Plan under Section 401(k) . (Incorporated
                                       by   reference   to   Exhibit   14(e)  to
                                       Post-Effective  Amendment  No.  24 to the
                                       Registration Statement.)

                   15.                 Inapplicable.

                   16.                 Inapplicable.

                   17.                 Inapplicable.

                   18.                 Inapplicable.

                             Power of Attorney for Thomas J. Devine, Peter B. Freeman and Wilson Nolen.
                             (Incorporated by reference to the signature page to Post-Effective Amendment No. 12 to the Registration Statement.)
                             Power of Attorney for Lynn S. Birdsong, Juris Padegs and Daniel Pierce.
                             (Incorporated by reference to the signature page to Post-Effective Amendment No. 21 to the Registration Statement.)
                             Power of Attorney for Sheryle J. Bolton.
                             (Incorporated by reference to the signature page to Post-Effective Amendment No. 22 to the Registration Statement.)
                             Powers of Attorney for Dudley H. Ladd and Kathryn L. Quirk.
                             (Incorporated by reference to the signature page to Post-Effective Amendment No. 23 to the Registration Statement.)
                             Powers of Attorney for William T. Burgin and David S. Lee are filed herein.

Item 25.          Persons Controlled by or under Common Control with Registrant.

                  None

Item 26.          Number of Holders of Securities (as of February 6, 1998).

                                (1)                             (2)
                           Title of Class         Number of Record Shareholders

                   Shares of beneficial interest
                   ($.01 par value)

                   Short Term Bond Fund                     71,714
                   Zero Coupon 2000 Fund                     2,216

Item 27.       Indemnification.

               A policy of insurance covering Scudder Kemper Investments, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's Trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

               Article IV, Sections 4.1 - 4.3 of Registrant's Declaration of Trust provide as follows:

               Section 4.1 No Personal Liability of Shareholders, Trustees, Etc.

               No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred, which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

               Section 4.2 Non-Liability of Trustees, Etc.

               No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

               Section 4.3 Mandatory Indemnification.

               (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                    (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                    (ii) the words "claim,"  "action,"  "suit," or  "proceeding"
                         shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

               (b) No indemnification shall be provided hereunder to a Trustee or officer:

                    (i) against any liability to the Trust, a series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                    (ii) with  respect  to any  matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                    (iii)in the event of a settlement or other  disposition  not involving a final adjudication as provided in paragraph
                         (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                    (A) by the court or other body approving the settlement or other disposition; or

                    (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                    (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                    (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section
                         4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3 provided that either:

                    (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances: or

                    (ii) a majority of the Disinterested  Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

               As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 28.       Business or Other Connections of Investment Adviser

               Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser

Stephen R. Beckwith        Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                           Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, ZKI Holding Corporation xx

Steven Gluckstern          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Zurich Holding Company of Americao

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of Americao
                           Director, ZKI Holding Corporation xx

Kathryn L. Quirk           Director, Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director,  Senior Vice  President & Assistant  Clerk,
                           Scudder  Investor  Services,   Inc.*  Director,  Vice
                           President  &  Secretary,   Scudder  Fund   Accounting
                           Corporation*  Director,  Vice  President & Secretary,
                           Scudder  Realty  Holdings   Corporation*  Director  &
                           Assistant   Clerk,   Scudder   Service   Corporation*
                           Director,  SFA,  Inc.*  Vice  President,  Director  &
                           Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director,  Scudder,  Stevens & Clark  Japan,  Inc.***
                           Director,  Vice  President  and  Secretary,  Scudder,
                           Stevens & Clark of  Canada,  Ltd.***  Director,  Vice
                           President  and  Secretary,  Scudder  Canada  Investor
                           Services  Limited***  Director,  Vice  President  and
                           Secretary,  Scudder Realty Advisers,  Inc. x Director
                           and Secretary, Scudder, Stevens & Clark Corporation**
                           Director  and  Secretary,  Scudder,  Stevens  & Clark
                           Overseas Corporationoo  Director and Secretary,  SFA,
                           Inc.* Director, Vice President and Secretary, Scudder
                           Defined Contribution Services,  Inc.** Director, Vice
                           President  and  Secretary,   Scudder   Capital  Asset
                           Corporation** Director, Vice President and Secretary,
                           Scudder Capital Stock  Corporation**  Director,  Vice
                           President and  Secretary,  Scudder  Capital  Planning
                           Corporation** Director, Vice President and Secretary,
                           SS&C   Investment    Corporation**   Director,   Vice
                           President and Secretary, SIS Investment Corporation**
                           Director,   Vice   President   and   Secretary,   SRV
                           Investment Corporation** Director, Vice President and
                           Secretary,    Scudder   Brokerage   Services,   Inc.*
                           Director, Korea Bond Fund Management Co., Ltd.+

Markus Rohrbasser          Director, Scudder Kemper Investments, Inc.**
                           Member Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           President, Director, Chairman of the Board, ZKI Holding Corporation xx

Cornelia M. Small          Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporationoo
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc.x
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         o        Zurich Towers, 1400 American Ln., Schaumburg, IL
         +        P.O. Box 309, Upland House, S. Church St., Grand Cayman, British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

Item 29.          Principal Underwriters.

          (a)

               Scudder Investor Services, Inc. acts as principal underwriter of the Registrant's shares and also acts as principal underwriter for other funds managed by Scudder Kemper Investments, Inc.

         (b)

               The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 29.

         (1)                               (2)                                     (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant

         William S. Baughman               Vice President                          None
         Two International Place
         Boston, MA 02110

         Lynn S. Birdsong                  Senior Vice President                   None
         345 Park Avenue
         New York, NY 10154

         Mary Elizabeth Beams              Vice President                          None
         Two International Place
         Boston, MA 02110

         Mark S. Casady                    Director, President and Assistant       None
         Two International Place           Treasurer
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      None
         Two International Place
         Boston, MA  02110

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Philip S. Fortuna                 Vice President                          None
         101 California Street
         San Francisco, CA 94111

         William F. Glavin                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Thomas W. Joseph                  Director, Vice President, Treasurer     Vice President
         Two International Place           and Assistant Clerk
         Boston, MA 02110

         Thomas F. McDonough               Clerk                                   Vice President, Treasurer
         Two International Place                                                   and Secretary
         Boston, MA 02110

         Daniel Pierce                     Director, Vice President                President and Trustee
         Two International Place           and Assistant Treasurer
         Boston, MA 02110

         Kathryn L. Quirk                  Director, Senior Vice President and     Trustee, Vice President
         345 Park Avenue                   Assistant Clerk                         and Assistant Secretary
         New York, NY  10154

         Robert A. Rudell                  Vice President                          None
         Two International Place
         Boston, MA 02110

         William M. Thomas                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110

         Sydney S. Tucker                  Vice President                          None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President                          None
         Two International Place
         Boston, MA  02110

        (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage      Other Compensation
                 Underwriter             Commissions       and Repurchases       Commissions

               Scudder Investor              None                None                None               None
                Services, Inc.

Item 31.          Management Services.

                  Inapplicable.

Item 32.          Undertakings.

                  Inapplicable.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and Commonwealth of Massachusetts on the 27th day of February, 1998.

                          SCUDDER FUNDS TRUST


                          By  /s/Thomas F. McDonough
                              --------------------------------------------
                              Thomas F. McDonough, Vice President,
                              Secretary and Treasurer (Principal Financial and Accounting Officer)

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/Daniel Pierce
--------------------------------------
Daniel Pierce*                              President (Principal Executive               February 27, 1998
                                            Officer) and Trustee


/s/Henry Becton, Jr.
--------------------------------------
Henry Becton, Jr.*                          Trustee                                      February 27, 1998


/s/Dawn-Marie Driscoll
--------------------------------------
Dawn-Marie Driscoll*                        Trustee                                      February 27, 1998


/s/Peter B. Freeman
--------------------------------------
Peter B. Freeman*                           Trustee                                      February 27, 1998


/s/George M. Lovejoy, Jr.
--------------------------------------
George M. Lovejoy, Jr.*                     Trustee                                      February 27, 1998


/s/Wesley W. Marple, Jr.
--------------------------------------
Wesley W. Marple, Jr.*                      Trustee                                      February 27, 1998


/s/Kathryn L. Quirk
--------------------------------------
Kathryn L. Quirk*                           Trustee, Vice President and                  February 27, 1998
                                            Assistant Secretary



SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/Jean C. Tempel
--------------------------------------
Jean C. Tempel*                             Trustee                                      February 27, 1998


*By:      /s/Thomas F. McDonald
         Thomas F. McDonough
         Attorney-in-fact pursuant to powers of attorney for Thomas J. Devine, Peter B. Freeman and Wilson
         Nolen contained in the signature page of Post-Effective Amendment No. 12 to the Registration Statement filed March 3, 1989, for Daniel Pierce in the signature page of Post-Effective Amendment No.
         21 to the Registration Statement filed April 17, 1995 for Sheryle J. Bolton in the signature page of Post-Effective Amendment No. 22 to the Registration Statement filed April 30, 1996 and for William T. Burgin and David S. Lee in the signature page of this Post-Effective Amendment.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and Commonwealth of Massachusetts on the 27th day of February, 1998.

                                         SCUDDER FUNDS TRUST


                                         By  /s/Thomas F. McDonough
                                            -----------------------------------
                                             Thomas F. McDonough, Secretary

         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Kathryn L. Quirk, Thomas F. McDonough and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/Henry P. Becton
--------------------------------------
Henry P. Becton                             Trustee                                      February 27, 1998


                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and Commonwealth of Massachusetts on the 27th day of February, 1998.

                                           SCUDDER FUNDS TRUST


                                           By /s/Thomas F. McDonough
                                              --------------------------------
                                               Thomas F. McDonough, Secretary

         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint David S. Lee, Thomas F. McDonough and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, her true and lawful attorney and agent to execute in her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/Dawn-Marie Driscoll
--------------------------------------
Dawn-Marie Driscoll                         Trustee                                      February 27, 1998


                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and Commonwealth of Massachusetts on the 27th day of February, 1998.

                                           SCUDDER FUNDS TRUST


                                           By /s/Thomas F. McDonough
                                              --------------------------------
                                               Thomas F. McDonough, Secretary

         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint David S. Lee, Thomas F. McDonough and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/George M. Lovejoy, Jr.
--------------------------------------
George M. Lovejoy, Jr.                      Trustee                                      February 27, 1998


                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and Commonwealth of Massachusetts on the 27th day of February, 1998.

                                           SCUDDER FUNDS TRUST


                                           By /s/Thomas F. McDonough
                                              ---------------------------------
                                               Thomas F. McDonough, Secretary

         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint David S. Lee, Thomas F. McDonough and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/Wesley W. Marple, Jr.
--------------------------------------
Wesley W. Marple, Jr.                       Trustee                                      February 27, 1998


                                                                File No. 33-2648
                                                               File No. 811-4555







                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A


                         POST-EFFECTIVE AMENDMENT NO. 18

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933


                                       AND


                                AMENDMENT NO. 16

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940




                               SCUDDER FUNDS TRUST

                               SCUDDER FUNDS TRUST

                                  EXHIBIT INDEX

                                  Exhibit 5(e)

                                 Exhibit 5(e)(1)